UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital Income Builder

The nature of market cycles

[photo of a dirt road - green plants growing on both sides]

Annual report for the year ended October 31, 2008

Capital Income Builder® seeks to provide a growing dividend — with higher income distributions every quarter to the extent possible — together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–23.80%	7.02%	6.82%

The total annual fund operating expense ratio was 0.58% for Class A shares as of the most recent fiscal year-end. This figure does not reflect the fee waiver described below. Therefore, the actual expense ratio for the period was lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 27 and 28 for details.

The fund’s 30-day yield for Class A shares as of November 30, 2008, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 5.24% (5.21% without the fee waiver).

Results for other share classes can be found on page 34.

The return of principal for the bond holdings in Capital Income Builder is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

In this report

Special feature

6	The nature of market cycles

Market cycles can be difficult to
weather. A commitment to the long-
term can make all the difference.

Contents

1	Letter to shareholders

4	The value of a long-term
perspective

12	Summary investment
portfolio

18	Financial statements

35	Board of directors and
other officers

Fellow shareholders:

[close-up photo of small plants growing out of the ground]

Our report to you on Capital Income Builder’s 2008 fiscal year comes at a time of immense turmoil in financial markets.

While the fund continued to meet its income objectives for the year, we are disappointed by its total return, which marks the worst fiscal year in its 21-year history. The depth of the recent financial crisis and a recession which will most likely linger throughout the coming year has made this market environment the most challenging in a generation. During this period, the diversification that the fund provides its shareholders — often a balm in difficult markets — has not helped. Equities and bonds, both domestic and non-U.S., have all fallen significantly.

The fund’s 12-month dividend yield as of October 31, 2008, was 6.23%, as calculated by Lipper. That was more than twice the 2.99% yield of the Standard & Poor’s 500 Composite Index, which is unmanaged and has no expenses. It also surpassed the 4.55% average yield of the 522 income funds tracked by Lipper.

In terms of total return, Capital Income Builder lost 32.9% for the fiscal year, less than the 36.1% loss posted by the S&P 500 and the 46.3% decline in the MSCI World ex USA Index. The Lipper Income Funds Average declined 22.1%, though that smaller loss may be due in part to the larger bond portfolios of most income funds.

Growth of income

Despite the market’s turmoil, Capital Income Builder’s quarterly dividend increases grew steadily throughout the year. Shareholders received a dividend of 51 cents in December 2007, followed by a 52-cent dividend in March, 52.5 cents in June and 53 cents in September. The fund also paid a special dividend of 55 cents and capital gain distribution of $2.40 in December 2007. As a result, the fiscal year-over-year increase of dividend income amounted to a substantial 18.5% (adjusting for capital gain distributions).

[Begin Sidebar]
Results at a glance
For periods ended October 31, 2008, with all distributions reinvested

	Total returns	Average annual total returns

				Lifetime
	1 year	5 years	10 years	(since 7/30/87)

Capital Income Builder (Class A shares)	–32.88%	4.40%	5.46%	9.52%
Standard & Poor’s 500 Composite Index[1]	–36.08	0.26	0.40	7.80
Lipper Income Funds Average[2]	–22.06	1.32	2.39	7.72
Consumer Price Index (inflation)[3]	3.66	3.20	2.82	3.07

[1] The S&P 500 is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.
[2] Lipper averages do not reflect the effect of sales charges.
[3] Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[End Sidebar]

The fund’s board of directors is expected to authorize yet another special dividend distribution in December. As we’ve explained in the past, this payment represents the less consistent and, therefore, less regular portion of the fund’s dividends. This income can be unpredictable, and is perhaps even more so now in light of ongoing market uncertainty.

Our primary goal is to continue growing income for our shareholders. While our projections for the coming fiscal year have given us confidence, we strongly caution that this past year’s growth of income is unlikely to continue, and that this same level of growth should not be expected in the future.

Our investment landscape

The market’s current environment can be traced back to the boom in the housing market and concurrent rise in subprime mortgage loans. The problems with these loans came home to roost over the past fiscal year, with major consequences for world markets.

After equity markets peaked in October of last year, just before the fund’s previous fiscal year closed, concerns about the bond market mounted. These concerns began within the credit markets as fixed-income securities backed by subprime mortgages began to fall sharply in value. The selling soon spread to other asset-backed securities and then to corporate bonds as well. Bond prices ultimately fell precipitously, and many areas of the credit market were frozen.

At the same time, worries grew over the mortgage lending companies, banks and insurers that held these bonds. Their stocks began to plummet as well, increasing investor fears about the overall economy, which had already begun to show signs of weakness. All of these factors — mortgages, bonds, the financial sector and the economic outlook — combined to create an atmosphere of panic. By October, this atmosphere resulted in a historic market crash — the worst since 1987 — that sent the S&P 500 down 27.2% between September 30 and October 27. Stocks of international companies, which had been a source of strength for the fund, slid even more.

As has been widely reported, the federal government took numerous steps to help the markets and economy, from the spring’s consumer stimulus package to October’s $700 billion U.S. Treasury plan to buy up failing assets and promote lending. The Federal Reserve cut the nation’s benchmark interest rate seven times over the fund’s fiscal year, bringing it from 4.5% to 1.0% in hopes of restoring liquidity to credit markets. Furthermore, the Fed and Treasury Department worked together to bring about the purchase of investment bank Bear Stearns and retail bank Washington Mutual by JPMorganChase, and facilitated government takeovers or capital injections for Fannie Mae, Freddie Mac and insurer American International Group. Bank of America also acquired Merrill Lynch, while Wells Fargo purchased Wachovia.

[Begin Sidebar]
Capital Income Builder’s quarterly dividends compared with inflation (dividends as declared and adjusted for reinvested capital gains)

[begin bar chart]
Fiscal Quarter	Year	Dividend	Special Dividend	Additional income earned on initial shares if capital gain distributions were reinvested	Inflation= Consumer Price Index (through September 2008)

4 August - October*	87	22.0		22.0
1 November - January	87	28.0		28.0	100.0
2 February - April	88	28.5		28.5	101.0
3 May - July	88	29.0		29.0	102.3
4 August - October	88	29.5		29.5	103.8
1 November - January	88	30.0		30.0	104.4
2 February - April	89	30.5		30.5	106.0
3 May - July	89	31.0		31.0	107.5
4 August - October	89	31.5		31.5	108.3
1 November - January	89	32.5		32.5	109.3
2 February - April	90	33.0		33.0	111.5
3 May - July	90	33.5		33.5	112.6
4 August - October	90	34.0		34.0	115.0
1 November - January	90	34.5		34.5	115.9
2 February - April	91	35.0		35.0	117.0
3 May - July	91	35.5		35.5	117.9
4 August - October	91	36.0		36.0	118.9
1 November - January	91	36.5		36.5	119.5
2 February - April	92	37.0		37.3	120.7
3 May - July	92	37.5		37.8	121.5
4 August - October	92	38.0		38.3	122.4
1 November - January	92	38.5		38.8	123.0
2 February - April	93	39.0		39.5	124.4
3 May - July	93	39.5		40.0	125.1
4 August - October	93	40.0		40.5	125.7
1 November - January	93	40.5		41.0	126.3
2 February - April	94	41.0		41.6	127.6
3 May - July	94	41.5		42.1	128.2
4 August - October	94	42.0		42.6	129.5
1 November - January	94	42.5		43.1	129.7
2 February - April	95	43.0		43.8	131.2
3 May - July	95	43.5		44.3	132.1
4 August - October	95	44.0		44.8	132.8
1 November - January	95	44.5		45.3	133.0
2 February - April	96	45.0		46.4	134.9
3 May - July	96	45.5		47.0	135.8
4 August - October	96	46.0		47.5	136.7
1 November - January	96	46.5		48.0	137.4
2 February - April	97	46.5		48.9	138.6
3 May - July	97	47.0		49.4	138.9
4 August - October	97	47.5		49.9	139.7
1 November - January	97	48.0		50.4	139.8
2 February - April	98	48.0		52.2	140.6
3 May - July	98	48.5		52.7	141.2
4 August - October	98	49.0		53.3	141.8
1 November - January	98	49.5		53.8	142.0
2 February - April	99	48.0		55.3	143.0
3 May - July	99	48.5		55.9	144.0
4 August - October	99	49.0		56.5	145.5
1 November - January	99	49.5		57.1	145.8
2 February - April	00	49.5		59.2	148.4
3 May - July	00	50.0		59.8	149.4
4 August - October	00	50.5		60.4	150.5
1 November - January	00	51.0		61.0	150.8
2 February - April	01	51.5		62.9	152.7
3 May - July	01	52.0		63.5	154.2
4 August - October	01	52.5		64.2	154.5
1 November - January	01	52.5		64.2	153.1
2 February - April	02	51.0		64.0	154.9
3 May - July	02	51.0		64.0	155.9
4 August - October	02	51.0		64.0	156.8
1 November - January	02	51.0		64.0	156.8
2 February - April	03	50.5		64.2	159.6
3 May - July	03	50.5		64.2	159.2
4 August - October	03	50.5		64.2	160.5
1 November - January	03	45.0		57.2	159.7
2 February - April	04	45.0		57.4	162.4
3 May - July	04	45.0		57.4	164.4
4 August - October	04	45.5		58.1	164.6
1 November - January	04	46.0		58.7	164.9
2 February - April	05	46.0		59.7	167.5
3 May - July	05	46.5		60.4	168.5
4 August - October	05	47.0		61.0	172.3
1 November - January	05	47.5	25.0	61.7	170.5
2 February - April	06	47.5		62.5	173.1
3 May - July	06	48.0		63.1	175.8
4 August - October	06	48.5		63.8	175.8
1 November - January	06	49.0	30.0	64.4	174.9
2 February - April	07	49.5		66.3	177.9
3 May - July	07	50.0		67.0	180.6
4 August - October	07	50.5		67.7	180.7
1 November - January	07	51.0	55.0	68.3	182
2 February - April	08	52.0		72.4	185.0
3 May - July	08	52.5		73.1	189.6
4 August - October	08	53.0		73.8	189.6
1 November - January	08	53.5		74.5
[end bar chart]
(Index: December 1987=100)

*Not a full quarter.

†In addition to the regular December dividend distribution shown above, the fund’s board of directors is expected to declare an accompanying special dividend distribution which is not reflected in the chart.

[End Sidebar]

The fund continued to focus on its core investment philosophy, using its thorough research to find the most stable, highest yielding stocks from around the world. Since 2004, the fund has steadily expanded into non-U.S. stocks, which, in hindsight, exposed the portfolio to the greater losses experienced by overseas markets during the course of this fiscal year. As a result, non-U.S. holdings currently make up 40.2% of the portfolio, down from 46.3% last year.

The fund’s holdings

Over the past year, Capital Income Builder’s investment professionals continued to do the fundamental research necessary to evaluate a security’s individual merits, including its potential for current income, dividend growth and price appreciation. That has always been the case and will continue to be, despite the market’s ups and downs.

However, crises of confidence, such as the one the equity and bond markets experienced in the past year, do not reward investors based on their fundamental approach or research. Indeed, the vast majority of stocks dropped sharply, no matter their relative health or future prospects.

While prudent stock selection continues to be important to the long-term prospects of the fund, it was of little use in the current market environment. A total of five of the portfolio’s 320 stocks rose in value for the full fiscal year. Of the fund’s top 10 holdings as of October 31, a majority slipped in value by double-digit percentages, although each of these stocks continues to hold steady in terms of dividend yield and income growth.

Even though the fund’s investment professionals had begun decreasing exposure to financials in 2004, this sector of the market hurt our portfolio significantly. The fund held common and preferred shares of Fannie Mae, Freddie Mac and Washington Mutual. These three stocks, however, accounted for just 1.5% of the fund’s total portfolio.

As previously mentioned, exposure to non-U.S. stocks hurt the fund most, while the fund’s holdings in utilities and consumer staples produced smaller losses than other sectors. Capital Income Builder’s bond portfolio, which includes U.S. Treasuries, investment-grade corporate bonds and high-quality asset- and mortgage-backed securities, also suffered from the market’s turmoil. The bond portfolio’s stable income and relatively low losses helped mitigate damage on the equity side. At fiscal year-end, bonds represented 26.6% of the fund’s assets.

[Begin Sidebar]
A lifetime of current income (Capital Income Builder’s 12-month dividend rate versus its benchmarks — years ended October 31)

[begin line chart]
Date	Capital Income Builder	Lipper Income Funds Average	S&P 500

10/31/88	5.08%	6.87%	3.29%
04/30/89	5.02	7.00	3.27
10/31/89	4.91	6.98	3.21
04/30/90	5.27	7.65	3.47
10/31/90	5.69	8.23	3.91
04/30/91	4.93	7.29	3.25
10/31/91	4.92	6.83	3.09
04/30/92	4.79	6.47	2.93
10/31/92	4.84	6.47	2.95
04/30/93	4.74	5.61	2.83
10/31/93	4.56	4.77	2.68
04/30/94	4.98	4.76	2.82
10/31/94	5.05	4.67	2.76
04/30/95	5.07	4.82	2.59
10/31/95	4.77	4.46	2.35
04/30/96	4.71	4.34	2.17
10/31/96	4.56	4.31	2.10
04/30/97	4.38	4.24	1.89
10/31/97	4.06	4.00	1.68
04/30/98	3.79	3.99	1.44
10/31/98	4.00	4.11	1.48
04/30/99	3.96	3.80	1.23
10/31/99	4.34	4.03	1.22
04/30/00	4.69	4.26	1.15
10/31/00	4.57	4.34	1.15
04/30/01	4.47	4.29	1.27
10/31/01	4.73	4.32	1.49
04/30/02	4.52	3.51	1.46
10/31/02	5.05	3.58	1.81
04/30/03	4.83	3.22	1.79
10/31/03	4.48	2.81	1.61
04/30/04	4.01	2.60	1.64
10/31/04	3.55	2.40	1.68
04/30/05	3.50	2.36	1.76
10/31/05	3.53	2.44	1.77
04/30/06	3.75	2.61	1.76
10/31/06	3.61	2.86	1.76
04/30/07	3.48	2.97	1.71
10/31/07	3.34	3.12	1.76
04/30/08	4.27	3.74	2.05
10/31/08	6.23	4.55	2.99
[end line chart]

All numbers calculated by Lipper.
[End Sidebar]

Looking ahead

We are naturally disappointed with the fund’s results for this year, but believe it is well positioned for an eventual turnaround in the equity and bond markets. Historically, dividend-paying stocks have made solid gains early in any recovery, as investors are attracted to the steadier streams of income from these securities. We believe this will again be the case, and that the fund is appropriately situated for the long term.

A long-term focus may be difficult to maintain in the face of such steep losses and continued uncertainty. While we do not know the length and depth of the current turmoil, we firmly believe that there will be a turnaround, and that both the equity and bond markets will see normalcy restored. For an in-depth look at our investment philosophy in the present market as well as a historical perspective, we urge you to read the feature article starting on page 6.

We appreciate your continued patience during this difficult time.

Cordially,

/s/ James B. Lovelace
James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon
Joyce E. Gordon
President

December 8, 2008

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns based on a $1,000 investment
(for periods ended October 31, 2008)*

	1 year	5 years	10 years

Class A shares	–36.74%	3.17%	4.84%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 27 and 28 for details.

[begin mountain chart]
Date	Capital Income Builder with dividends reinvested	Capital Income Builder excluding dividends	Standard & Poor’s 500 Composite Index with dividends reinvested[2]	Lipper Income Funds Average[3]

7/30/1987	$9,425	$9,425	$10,000	$10,000
10/31/1987	$8,990	$8,842	$7,995	$9,270
10/31/1988	$10,093	$9,429	$9,175	$10,582
10/31/1989	$11,782	$10,438	$11,592	$12,105
10/31/1990	$11,590	$9,738	$10,725	$11,283
10/31/1991	$14,973	$11,946	$14,309	$14,562
10/31/1992	$16,989	$12,925	$15,733	$16,347
10/31/1993	$19,973	$14,509	$18,079	$19,732
10/31/1994	$20,066	$13,824	$18,776	$19,306
10/31/1995	$23,478	$15,392	$23,735	$22,383
10/31/1996	$27,409	$17,077	$29,450	$25,622
10/31/1997	$33,748	$20,207	$38,904	$30,556
10/31/1998	$38,238	$21,932	$47,459	$33,336
10/31/1999	$39,199	$21,584	$59,638	$34,542
10/31/2000	$41,384	$21,776	$63,265	$36,828
10/31/2001	$44,438	$22,308	$47,519	$38,402
10/31/2002	$44,507	$21,313	$40,345	$37,328
10/31/2003	$52,484	$23,999	$48,732	$44,705
10/31/2004	$61,253	$26,992	$53,318	$49,906
10/31/2005	$66,822	$28,452	$57,965	$53,005
10/31/2006	$80,172	$32,841	$67,429	$60,480
10/31/2007	$96,940	$38,317	$77,241	$67,721
10/31/2008	$65,078	$24,537	$49,372	$48,533
[end mountain chart]

Year ended October 31	1987 [4]	1988	1989	1990	1991	1992	1993

Total value
Dividends reinvested[5]	$92	494	556	633	708	792	880

Value at year-end[1,5]	$8,990	10,093	11,782	11,590	14,973	16,989	19,973

CIB total return	(10.1)%	12.3	16.7	(1.6)	29.3	13.5	17.6

Year ended October 31	1994	1995	1996	1997	1998	1999	2000

Total value
Dividends reinvested[5]	974	1,079	1,200	1,324	1,468	1,624	1,809

Value at year-end[1,5]	20,066	23,478	27,409	33,748	38,238	39,199	41,384

CIB total return	0.5	17.0	16.8	23.2	13.3	2.5	5.6

Year ended October 31	2001	2002	2003	2004	2005	2006	2007

Total value
Dividends reinvested[5]	2,017	2,152	2,261	2,117	2,288	2,805	3,134

Value at year-end[1,5]	44,438	44,507	52,484	61,253	66,822	80,172	96,940

CIB total return	7.4	0.2	17.9	16.7	9.1	20.0	20.9

Year ended October 31	2008

Total value
Dividends reinvested[5]	3,858

Value at year-end[1,5]	65,078

CIB total return	(32.9)

Average annual total return for fund’s lifetime 9.21%

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The S&P 500 is unmanaged, and its result does not reflect the effect of sales charges, commissions or expenses.

[3]Calculated by Lipper with all distributions reinvested. The Lipper Income Funds Average (as shown) only includes funds that have been in existence since July 30, 1987. The average does not reflect the effect of sales charges.

[4]For the period July 30, 1987 (when the fund began operations), through October 31, 1987.

[5]The fund’s dividends are accrued daily but paid quarterly. Dividends reinvested reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.

The results shown are before taxes on fund distributions and sale of fund shares.

The nature of market cycles

[photo of fields of plants in rows - a hillside in the background]

[close-up photo of small yellow flowers]
[close-up photo of grass]

[Begin Pull-Quote]
“It was a useful exercise. We recognized that we had been here before and that we would work our way through it again.”— Joyce Gordon
[End Pull-Quote]

Just before Halloween in 1987, the head of research for Capital Research and Management Company at the time, George Miller, gathered the company’s investment professionals for a meeting. The mood was somber, to say the least. The Dow Jones Industrial Average had fallen 22.6% on October 19, the worst single-day percentage loss since the Great Depression, and the rest of the previous week had been little better.

“Everyone was ashen-faced,” recalls Joyce Gordon, portfolio counselor and president of Capital Income Builder. “George wanted to drive home the point that these things can happen; they’ve happened before and they’ll happen again.” Miller asked everyone to write down what they’d learned, instructing them to seal their observations in an envelope that was only to be opened if needed.

Now, 21 years later, it was time.

The Dow had fallen 24.7% from September 30 through October 27, with mounting concerns over the nation’s financial system creating record volatility. Joyce went looking for her envelope and asked those colleagues who were present for the 1987 crash to find theirs as well. The observations they found inside were prescient.

•The market frequently overshoots on the upside and overcorrects on the downside.
•In a period of waning confidence, eventually all sectors, companies and stocks get hit.
•Liquidity will always be an issue in times of difficulty.
•Dividends matter. Dividends are the safest and most predictable part of total return.
•In the long run, the market will value stocks fairly. In the short run, expect wide discrepancies.

“It was a useful exercise,” Joyce says. “We recognized that we had been here before and that we would work our way through it again.”

The steep losses of the past year, exacerbated by October’s crash, were brought on by a unique set of circumstances in the credit markets. But while the causes were unique, the result was predictable — a loss of confidence precipitated a market crash.

While it is difficult at the moment to consider the future, the investment professionals of Capital Income Builder are doing just that — laying the groundwork for the next upswing in the market. “Stocks will go up at some point in the future, and the fund will be ready to capitalize on that,” says Jim Lovelace, portfolio counselor and principal investment officer of the fund.

[Begin Sidebar]
Modest help from diversification

In many market downturns, investors often move to corporate bonds to help offset losses in equities. This time, however, problems with the economy, financial stocks and the overall marketplace started in the bond markets.

Most bonds lost value, though soaring Treasury prices kept the Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) modestly higher through the fund’s fiscal year.

(Index: October 9, 2007=100)

[begin line chart]
	S&P 500 with dividends reinvested	Barclays Capital Aggregate Bond Index	10-year Treasuries

10/9/2007	100	100	100
10/31/2007	99	101	102
11/30/2007	95	103	106
12/31/2007	94	103	106
1/31/2008	89	105	109
2/29/2008	86	105	111
3/31/2008	85	105	112
4/30/2008	90	105	109
5/31/2008	91	104	107
6/30/2008	83	104	108
7/31/2008	82	104	108
8/31/2008	84	105	110
9/30/2008	76	104	110
10/31/2008	63	101	110
[end line chart]
[End Sidebar]

The cyclical nature of markets

Markets tend to move in cycles of boom and bust. During the 21-year history of Capital Income Builder, there have been a number of bear markets: the crash of 1987, the recession of 1990, the dot-com implosion in 2000-2002 and the recent decline that began last autumn. There have been several bull markets, as well: the extended gains of 1988-1990, 1991-2000 and 2003-2007.

Yet all of these instances involved both risk and opportunity for investors. “You always have risks, no matter what phase of the market you’re in,” states Darcy Kopcho, one of the fund’s portfolio counselors. “When stocks are up, there’s the risk you’re paying too much for them, or that the gains are unsustainable. When they’re down, you risk missing the chance to buy before the markets go up again.”

It would, of course, take a crystal ball to perfectly avoid risk and take advantage of opportunity. “Markets, as a whole, can be great predictors of what’s to come,” adds Darcy. “But they never get it exactly right. They nearly always overshoot and overcorrect.”

Thus, one of the founding tenets of the American Funds in general — and of Capital Income Builder in particular — is to stay invested and focus on the long term. The waves of boom and bust will eventually smooth, and over time the markets will begin to climb. “We strongly believe in the philosophy behind Capital Income Builder. Despite the current situation, it has proven itself repeatedly over the years,” Jim says.

Different causes, different results

Cyclicality in the markets is to be expected, of course, and although the past fiscal year resulted in the greatest loss in the fund’s history, there have only been two other instances when its fiscal year total return, with dividends reinvested, was negative. Not surprisingly, one of these occurred in October of 1987 — just three months into the fund’s existence.

The causes of each bear and bull market are different. Take the most recent examples. From the beginning of 1991 through the end of March 2000, the stock market, as measured by the unmanaged Standard & Poor’s 500 Composite Index, climbed an impressive 461.6% with dividends reinvested. This dot-com boom was forged by technology and Internet companies. The Nasdaq Composite Index, composed largely of such stocks, climbed a staggering 1,123.2%. Then again, most stocks rose dramatically during this time.

Some, however, were not as widely favored. Stocks of large dividend-paying companies, which make up a majority of Capital Income Builder’s portfolio, lagged behind the dot-com darlings. As a result, while posting solid returns for much of the dot-com period, the fund underperformed the market as a whole.

Yet even before the 2000-2002 downturn, many investors grew concerned that Internet and technology stocks were being overvalued. Their instincts were correct. From the peak of the dot-com bubble on March 24, 2000, the Nasdaq fell 77.6% before reaching market bottom in 2002. By way of comparison, the S&P 500’s total return fell 47.4%. Conversely, the fund actually returned 9.8%.

“This was obviously a good time for us,” remarks Jim. “We were conservative going into the period, but when the bubble finally burst, investors turned to the kind of stocks we had been investing in all along.”

[Begin Photo Caption]
[photo of Tim Armour]
Tim Armour
[End Photo Caption]

[Begin Photo Caption]
[photo of Michael Cohen]
Michael Cohen
[End Photo Caption]

[Begin Photo Caption]
[photo of Joyce Gordon]
Joyce Gordon
[End Photo Caption]

[Begin Photo Caption]
[photo of David Hoag]
David Hoag
[End Photo Caption]

[Begin Photo Caption]
[photo of Darcy Kopcho]
Darcy Kopcho
[End Photo Caption]

[Begin Photo Caption]
[photo of Jim Lovelace]
Jim Lovelace
[End Photo Caption]

[Begin Photo Caption]
[photo of Mark Macdonald]
Mark Macdonald
[End Photo Caption]

[Begin Photo Caption]
[photo of David Riley]
David Riley
[End Photo Caption]

What happened this time

One of the legacies of the dot-com bubble was the subsequent run-up in large-company stocks between 2003 and 2007. The stocks that grew in favor among investors during this time were, in great measure, mirrored in the fund’s portfolio. “We don’t invest by following trends,” explains Joyce. “But in this case, the trend happened to be where we were at the time.”

During this period, the growth in credit markets, particularly mortgages, led to sharp gains in the financial sector — which traditionally has offered some of the highest yielding stocks in the marketplace. The fund’s returns were strong, perhaps unreasonably so. “Capital Income Builder is designed first and foremost to generate income,” Jim says. “The returns we experienced earlier in this decade were wonderful, but they were not what we would consider the norm.”

The first inklings of trouble in the mortgage market occurred in early 2007, but the fund’s portfolio counselors and investment analysts had been diversifying beyond the financial sector since early 2004.

“I don’t think anybody could have predicted that the situation would spiral the way it did,” Jim adds. “In crashes, you find that the fundamentals matter far less than liquidity. When there isn’t a market for stocks, prices will fall no matter how strong the companies are.”

The unknowable is, in many ways, one of the main causes of any market crash. Investors, unsure about the health of the markets and the economy, tend to sell at any price. With few investors brave enough to buy, stock prices plummet.

[photo of a tree in a field]

[Begin Sidebar]
Capital Income Builder during market declines

As seen here, Capital Income Builder has done better during market declines than the S&P 500 — though this year’s declines are nonetheless steep.

Total return

[begin bar chart]
(8/25–12/4/87)		(7/16–10/11/90)		(7/17–8/31/98)		(3/24/00–10/09/02)		(10/9/07–10/31/08)
S&P 500	Capital Income Builder	S&P 500	Capital Income Builder	S&P 500	Capital Income Builder	S&P 500	Capital Income Builder	S&P 500	Capital Income Builder
–32.8%	–9.8%	–19.2%	–8.2%	–19.1%	–10.6%	–47.4%	9.8%	-36.7%	-31.9%
[end bar chart]
[End Sidebar]

The courage to look ahead

It’s human nature to want to escape a bad situation, but while many investors did just that in October and into November, it’s also important for long-term investors to look for opportunities that may arise. Even in the face of this difficult market sell-off, the investment professionals of Capital Income Builder are working hard to lay the groundwork for future returns by purchasing stocks of what we believe are strong companies — at now heavily discounted prices.

“You have to have the fortitude to buy when the market is selling off so cheaply because you believe the returns will be there in the long run,” Darcy says.

Such buying, of course, is not done lightly, and any buying made on behalf of the fund is done only after exhaustive research. In addition, Capital Income Builder’s investment professionals study the markets intently, always keeping in mind the best interests of the fund’s shareholders.

The core foundation of the fund’s philosophy will remain unchanged, even as new ways of weighing investments emerge. “I think different criteria will be used to measure the relative health and value of stocks going forward,” Joyce comments. “For example, I think companies that don’t carry a great deal of debt will be more valuable than those that do, so we’ll look carefully at the leverage these companies take on and try to determine if it will cause a problem.”

As daunting as this fiscal year has been, it may offer new opportunities, especially given the fund’s emphasis on stocks that pay dividends. If the current recession lasts more than a few quarters, investors may turn to dividend-paying investments in order to generate income. That, in turn, will boost share prices. “Bear markets are good for spreading dividend religion,” explains Jim.

[Begin Sidebar]
Capital Income Builder during market recoveries

Dividend-yielding stocks tend to do better after bear markets, which has helped the fund produce strong returns during periods of recovery. The figures below are calendar-year total returns.

Total return
[begin bar chart]
1988	1991	2003
12.45%	25.70%	21.57%
[end bar chart]
[End Sidebar]

Diversification still helps

The current market crisis has been particularly challenging given that both stock and bond markets fell amid liquidity concerns. This is unusual because a typical downturn finds bonds rising in value as investors retreat to the relative safety of fixed-income investments. U.S. Treasuries, of course, did rise substantially over the past year, but high-quality corporate bonds worldwide fell sharply.

“Naturally, most of the problems stemmed from mortgages, particularly those securities consisting of pooled mortgages,” states Mark Macdonald, a portfolio counselor for the fund whose focus is bonds. “Once those securities started failing, the crisis of confidence spread to financials and then to corporates in general.”

Nonetheless, the fund’s bond holdings helped mitigate losses over the past year. And Mark says the bond market will, in time, recover.

“Right now you’re seeing very little in the way of new bonds coming to market because issuers are afraid of what they’re going to have to pay,” he continues. “Corporate bond issuers will likely have to offer yields much higher than they’re used to paying in order to attract risk-shy investors. But there are companies out there that do need the capital to keep operating, and they’ll eventually come back to the markets.”

The road forward

The outlook for the next few years is, by all measures, a difficult one. The U.S. economy is in a recession, the length and depth of which can’t be accurately forecast. Likewise, the violent swings that continue to roil the markets make any predictions nearly impossible in the short term.

“It’s unlikely that the markets will snap back to where they were a year ago,” Mark admits. “The healing of the financial system overall is likely to be a multi-year process. The good news is that government programs are in place, and more help is probably coming down the road.”

While the past year has been extraordinarily trying, there are still good reasons to focus on the long term. Historically, even after the worst crashes and recessions, global markets have risen. And even during flat markets and economic downturns, investors can benefit from the thorough research, thoughtful management and considerable experience Capital Income Builder’s investment professionals bring to the fund.

“This is where active management can help,” Jim says. “Time and again, the American Funds have managed to navigate difficult waters and make it to the other side. We’re focusing on the future.” ■

Summary investment portfolio, October 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Utilities	9.40%
Telecommunication Services	8.79
Financials	8.71
Energy	7.20
Consumer Staples	6.84
Convertible securities & preferred stocks	1.01
Bonds & notes	26.59
Other industries	23.37
Short-term securities & other assets less liabilities	8.09
[end pie chart]

Country diversification (percent of net assets)

United States	51.7%
Euro zone (*)	16.9
United Kingdom	4.9
Switzerland	2.2
Taiwan	2.2
Australia	2.2
Hong Kong	2.0
Canada	1.3
South Africa	1.3
Singapore	1.0
Japan	1.0
Other countries	5.2
Short-term securities & other assets less liabilities	8.1
Total	100.0%

(*)Countries using euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, and Spain.

Common stocks - 64.31%	Shares	Value (000)	Percent of net assets

Utilities - 9.40%
E.ON AG (1)	34,428,000	$1,311,787	1.74%
Exelon Corp.	15,121,500	820,190	1.09
GDF Suez (1)	13,836,228	615,058	.82
RWE AG (1)	6,117,000	507,703	.67
PPL Corp.	12,405,000	407,132	.54
Dominion Resources, Inc.	11,022,980	399,914	.53
Electricité de France SA (1)	6,611,000	395,460	.52
Veolia Environnement (1)	14,048,777	344,317	.46
Other securities		2,285,509	3.03
		7,087,070	9.40

Telecommunication services - 8.79%
Verizon Communications Inc.	61,582,500	1,827,153	2.43
AT&T Inc.	39,776,205	1,064,809	1.41
France Télécom SA (1)	34,483,000	868,698	1.15
Koninklijke KPN NV (1)	42,920,120	602,902	.80
Belgacom SA (1)	12,889,800	440,286	.58
Telekomunikacja Polska SA (1)	45,654,800	345,456	.46
Other securities		1,473,917	1.96
		6,623,221	8.79

Financials - 8.71%
HSBC Holdings PLC (United Kingdom) (1)	37,893,402	459,112
HSBC Holdings PLC (Hong Kong) (1)	36,762,513	445,738	1.20
Banco Santander, SA (1)	40,175,750	433,829	.58
Hang Seng Bank Ltd. (1)	25,791,100	319,729	.42
BNP Paribas SA (1)	4,260,270	308,738	.41
Fannie Mae	15,865,000	15,072	.02
Freddie Mac	8,800,000	8,800	.01
Other securities		4,573,537	6.07
		6,564,555	8.71

Energy - 7.20%
Chevron Corp.	13,065,000	974,649	1.29
Sasol Ltd. (1)	27,936,931	842,429	1.12
Eni SpA (1)	33,337,866	793,050
Eni SpA (ADR)	912,492	43,845	1.11
ConocoPhillips	10,232,970	532,319	.71
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	436,881
Royal Dutch Shell PLC, Class A (1)	3,055,000	84,041	.69
Husky Energy Inc.	12,630,000	380,973	.50
Other securities		1,341,826	1.78
		5,430,013	7.20

Consumer staples - 6.84%
Philip Morris International Inc.	18,632,100	809,937	1.07
PepsiCo, Inc.	10,980,000	625,970	.83
Diageo PLC (1)	28,448,000	437,384	.58
Kellogg Co.	8,024,000	404,570	.54
Coca-Cola Co.	8,500,000	374,510	.50
Procter & Gamble Co.	5,560,000	358,842	.48
Nestlé SA (1)	8,500,000	331,068	.44
Other securities		1,808,999	2.40
		5,151,280	6.84

Health care - 5.12%
Roche Holding AG (1)	4,316,000	660,120	.88
Merck & Co., Inc.	21,291,100	658,959	.87
Bayer AG, non-registered shares (1)	7,622,000	417,618	.56
Bristol-Myers Squibb Co.	19,950,000	409,972	.54
Pfizer Inc	22,905,000	405,648	.54
Johnson & Johnson	6,500,000	398,710	.53
Novartis AG (1)	6,465,000	326,802	.43
Other securities		579,202	.77
		3,857,031	5.12

Industrials - 4.26%
General Electric Co.	33,985,000	663,047	.88
United Technologies Corp.	6,355,000	349,271	.46
Siemens AG (1)	5,164,000	308,437	.41
Other securities		1,887,864	2.51
		3,208,619	4.26

Materials - 3.12%
China Steel Corp. (1)	529,467,784	395,877	.53
Other securities		1,959,098	2.59
		2,354,975	3.12

Consumer discretionary - 3.11%
Daimler AG (1)	11,285,887	389,037	.52
OPAP (Greek Organization of Football Prognostics) SA (1)	15,242,040	333,407	.44
Other securities		1,622,045	2.15
		2,344,489	3.11

Information technology - 2.81%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	372,530,832	547,780
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	93,522	.85
Other securities		1,474,615	1.96
		2,115,917	2.81

Miscellaneous - 4.95%
Other common stocks in initial period of acquisition		3,733,506	4.95

Total common stocks (cost: $62,740,558,000)		48,470,676	64.31

Preferred stocks - 0.87%

Financials - 0.75%
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	4,375
Fannie Mae, Series O, 7.00% (2) (3)	874,555	2,651
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	2,000
Fannie Mae, Series E, 5.10%	608,441	1,844
Fannie Mae, Series L, 5.125%	570,000	1,482	.02
Freddie Mac, Series V, 5.57%	3,485,635	3,390
Freddie Mac, Series Z, 8.375%	2,041,640	3,318
Freddie Mac, Series W, 5.66%	650,000	606
Freddie Mac, Series Y, 6.55%	350,250	361	.01
Other securities		545,618	.72
		565,645	.75

Other - 0.11%
Other securities		82,129	.11

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		7,693	.01

Total preferred stocks (cost: $1,277,087,000)		655,467	.87

Convertible securities - 0.14%

Financials - 0.03%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	3,860
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	2,053	.01
Other securities		20,151	.02
		26,064	.03

Other - 0.10%
Other securities		72,804	.10

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		7,173	.01

Total convertible securities (cost: $599,513,000)		106,041	.14

Bonds & notes - 26.59%	Principal amount (000)

Mortgage-backed obligations (4) - 10.46%
Fannie Mae 0%-11.00% 2012-2047 (1) (2)	$2,718,288	2,688,110	3.57
Freddie Mac 0%-7.50% 2017-2047 (2)	1,637,338	1,583,255	2.10
Other securities		3,613,394	4.79
		7,884,759	10.46

Bonds & notes of U.S. government & government agencies - 3.98%
U.S. Treasury 0%-13.25% 2009-2038 (1) (5)	2,179,078	1,979,949	2.63
Fannie Mae 3.625%-7.125% 2010-2013	590,000	615,778	.82
Freddie Mac 4.50%-7.00% 2009-2018	221,200	225,405	.30
Federal Home Loan Bank 5.625% 2016	74,375	68,988	.09
Other securities		105,280	.14
		2,995,400	3.98

Financials - 2.97%
HSBC Holdings PLC 6.50% 2037	22,350	17,672
Household Finance Corp. 4.125% 2008	6,000	5,963	.03
Other securities		2,215,293	2.94
		2,238,928	2.97

Utilities - 0.81%
Exelon Generation Co., LLC 6.95% 2011	17,600	16,719
Exelon Corp. 4.45% 2010	10,000	9,476
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.04% 2011	4,000	3,745	.04
Other securities		576,703	.77
		606,643	.81

Telecommunication services - 0.77%
AT&T Wireless Services, Inc. 7.875% 2011	76,700	76,578
SBC Communications Inc. 5.10%-6.25% 2011-2014	49,250	47,793
AT&T Inc. 4.95%-6.30% 2013-2038	47,435	40,769
AT&T Corp. 8.00% 2031 (2)	17,000	15,726	.24
Verizon Communications Inc. 4.35%-8.95% 2013-2039 (1)	82,645	74,648
Verizon Global Funding Corp. 7.375% 2012	7,000	6,859	.11
France Télécom 7.75% 2011 (2)	15,600	15,438	.02
Other securities		305,581	.40
		583,392	.77

Other - 7.60%
Other securities		5,729,039	7.60

Total bonds & notes (cost: $23,130,359,000)		20,038,161	26.59

Short-term securities - 8.34%

Freddie Mac 1.25%-2.73% due 11/4/2008-4/16/2009	1,519,480	1,514,909	2.01
Federal Home Loan Bank 1.25%-3.31% due 11/4/2008-3/17/2009	1,196,900	1,190,930	1.58
U.S. Treasury Bills 1.25%-2.1145% due 11/6/2008-2/12/2009	975,900	975,228	1.29
Fannie Mae 2.08%-2.60% due 11/5/2008-2/17/2009	702,639	700,908	.93
Merck & Co. Inc. 1.75%-1.80% due 12/10/2008	150,000	149,706	.20
AT&T Inc. 2.23% due 11/13/2008 (3)	45,500	45,456	.06
Chevron Funding Corp. 1.60% due 12/9/2008	40,000	39,931	.05
Other securities		1,671,050	2.22

Total short-term securities (cost: $6,285,824,000)		6,288,118	8.34

Total investment securities (cost: $94,033,341,000)		75,558,463	100.25
Other assets less liabilities		(185,670)	(.25)

Net assets		$75,372,793	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended October 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/08 (000)

Embarq Corp.	7,597,327	1,666,000	-	9,263,327	$24,355	$277,900
Macquarie Infrastructure Group (1)	142,568,021	-	8,969,647	133,598,374	25,803	174,869
SBM Offshore NV(1)	8,335,188	984,000	-	9,319,188	7,385	163,521
Macquarie Airports (1)	102,521,281	-	9,252,544	93,268,737	24,075	133,325
De La Rue PLC (1)	-	8,804,046	-	8,804,046	2,341	127,577
Ambuja Cements Ltd. (1)	67,900,919	31,060,000	-	98,960,919	4,743	123,624
RPM International, Inc.	6,900,000	1,000,000	-	7,900,000	5,703	112,180
S P Setia Bhd. (1) (6)	33,575,000	32,002,500	-	65,577,500	3,324	51,674
S P Setia Bhd. Group, rights, expire 2008	-	10,056,250	10,056,250	-	-	-
S P Setia Bhd., warrants, expire 2013	-	5,240,000	5,240,000	-	-	-
Singapore Post Private Ltd.(1)	107,025,000	-	-	107,025,000	4,782	51,116
Greene King PLC (1)	3,927,110	4,795,100	-	8,722,210	3,938	45,240
Macquarie Communications Infrastructure Group (1)	26,596,968	1,270,732	-	27,867,700	11,168	29,860
Macquarie Communications Infrastructure Group (1) (7)	4,332,067	206,974	-	4,539,041	1,777	4,864
BELIMO Holding AG (1)	29,774	12,476	-	42,250	1,591	29,234
Macquarie International Infrastructure Fund Ltd.(1)	83,170,000	-	-	83,170,000	5,043	22,016
Ekornes ASA (1)	1,830,425	150,000	-	1,980,425	2,475	20,600
Fortune Real Estate Investment Trust (1)	52,408,500	-	-	52,408,500	2,414	13,246
TICON Industrial Connection PCL (1)	41,951,000	-	-	41,951,000	1,429	9,742
Cambridge Industrial Trust (1)	51,975,000	-	1,684,000	50,291,000	1,527	8,384
Frasers Commercial Trust (1)	44,940,001	-	-	44,940,001	1,945	7,523
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	798	6,638
Oakton Ltd.(1)	4,617,960	-	-	4,617,960	919	5,507
CapitaRetail China Trust (1) (6) (8)	23,007,000	7,830,000	-	30,837,000	45	-
Cityspring Infrastructure Trust (8)	29,250,000	-	29,250,000	-	630	-
Compass Minerals International, Inc. (8)	2,090,758	-	2,090,758	-	669	-
Fisher & Paykel Healthcare Corp. Ltd. (8)	33,221,000	-	33,221,000	-	1,379	-
Idearc Inc. (8)	7,339,714	600,000	6,951,214	988,500	5,233	-
iStar Financial, Inc. (8)	8,207,550	-	2,000,000	6,207,550	19,003	-
iStar Financial, Inc. 3.369% 2009 (2) (8)	-	$1,050,000	-	$1,050,000	92	-
iStar Financial, Inc. 5.375% 2010 (8)	$25,675,000	-	$11,139,000	$14,536,000	1,142	-
iStar Financial, Inc. 5.80% 2011 (8)	$7,600,000	-	$7,600,000	-	222	-
iStar Financial, Inc. 5.875% 2016 (8)	-	$600,000	$600,000	-	2	-
iStar Financial, Inc. 6.00% 2010 (8)	-	$15,919,000	$452,000	$15,467,000	689	-
iStar Financial, Inc. 6.50% 2013 (8)	-	$950,000	-	$950,000	53	-
iStar Financial, Inc., Series B, 4.875% 2009 (8)	$2,000,000	$353,000	$2,353,000	-	38	-
iStar Financial, Inc., Series B, 5.125% 2011 (8)	$10,000,000	$2,820,000	-	$12,820,000	695	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (8)	400,000	-	-	400,000	708	-
PaperlinX Ltd.(1) (8)	22,547,000	5,900,000	-	28,447,000	1,282	-
SP AusNet (1) (8)	135,553,825	-	73,502,387	62,051,438	13,982	-
UST Inc. (8)	8,178,000	364,000	4,164,000	4,378,000	21,051	-
VastNed Retail NV (1) (8)	845,106	-	311,500	533,606	4,362	-
					$208,812	$1,418,640

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors.
The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $26,678,103,000, which represented 35.39% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,819,235,000, which represented 5.07% of the net assets of the fund.

(4) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2007; it was not publicly disclosed.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23/2007-12/21/2007 at a cost of $22,856,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities", was $20,083,000, which represented .03% of the net assets of the fund.

(8) Unaffiliated issuer at 10/31/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at October 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,845,261)	$74,139,823
Affiliated issuers (cost: $2,188,080)	1,418,640	$75,558,463
Cash		8,351
Receivables for:
Sales of investments	326,242
Sales of fund's shares	91,791
Dividends and interest	356,753	774,786
		76,341,600
Liabilities:
Unrealized loss on forward currency contracts		2,336
Payables for:
Purchases of investments	338,226
Repurchases of fund's shares	135,511
Dividends on fund's shares	430,598
Investment advisory services	14,462
Services provided by affiliates	45,486
Directors' deferred compensation	1,231
Other	957	966,471
Net assets at October 31, 2008		$75,372,793

Net assets consist of:
Capital paid in on shares of capital stock		$94,146,538
Undistributed net investment income		637,559
Distributions in excess of net realized gain		(931,498)
Net unrealized depreciation		(18,479,806)
Net assets at October 31, 2008		$75,372,793

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.01 par value (1,783,450 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$55,418,033	1,311,286	$42.26
Class B	3,710,657	87,801	42.26
Class C	8,608,624	203,695	42.26
Class F-1	3,700,590	87,562	42.26
Class F-2	105,508	2,497	42.26
Class 529-A	1,011,314	23,929	42.26
Class 529-B	131,174	3,104	42.26
Class 529-C	384,251	9,092	42.26
Class 529-E	47,605	1,127	42.26
Class 529-F-1	28,967	685	42.26
Class R-1	104,117	2,464	42.26
Class R-2	500,917	11,852	42.26
Class R-3	664,103	15,714	42.26
Class R-4	240,240	5,684	42.26
Class R-5	716,693	16,958	42.26

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $44.85 each.

See Notes to Financial Statements

Statement of operations
for the year ended October 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $231,440; also includes
$205,879 from affiliates)	$3,116,330
Interest (
includes
$2,933 from affiliates)	1,654,293	$4,770,623

Fees and expenses*:
Investment advisory services	257,291
Distribution services	381,376
Transfer agent services	66,990
Administrative services	31,469
Reports to shareholders	2,902
Registration statement and prospectus	2,700
Postage, stationery and supplies	5,701
Directors' compensation	268
Auditing and legal	339
Custodian	10,572
State and local taxes	782
Other	206
Total fees and expenses before reimbursements/waivers	760,596
Less reimbursements/waivers of fees and expenses:
Investment advisory services	25,729
Administrative services	9
Total fees and expenses after reimbursements/waivers		734,858
Net investment income		4,035,765

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain on:
Investments (including $61,662 net loss from affiliates)	61,060
Currency transactions	(41,823)	19,237
Net unrealized depreciation on:
Investments	(42,867,587)
Currency translations	(6,441)	(42,874,028)
Net realized gain and
unrealized depreciation
on investments and currency		(42,854,791)
Net decrease in net assets resulting
from operations		$(38,819,026)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended October 31
	2008	2007
Operations:
Net investment income	$4,035,765	$3,627,165
Net realized gain on investments
and currency transactions	19,237	4,211,870
Net unrealized (depreciation) appreciation on investments
and currency translations	(42,874,028)	10,210,577
Net (decrease) increase in net assets resulting from operations	(38,819,026)	18,049,612

Dividends and distributions paid or accrued to
shareholders
Dividends from net investment income	(4,584,311)	(3,246,425)
Distributions from net realized gain on investments	(4,042,060)	(1,558,658)
Total dividends and distributions paid or accrued to shareholders	(8,626,371)	(4,805,083)

Net capital share transactions	9,153,317	22,712,221

Total (decrease) increase in net assets	(38,292,080)	35,956,750

Net assets:
Beginning of year	113,664,873	77,708,123
End of year (including undistributed
net investment income: $637,559 and $1,004,770, respectively)	$75,372,793	$113,664,873

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – Capital Income Builder Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks to provide a growing dividend – with higher income distributions every quarter to the extent possible – together with a current yield exceeding that of U.S. stocks generally.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in securities issued by entities based in the United States may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2008, non-U.S. taxes paid on realized gains were $1,087,000. As of October 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2008, the fund reclassified $181,703,000 from distributions in excess of net realized gain to undistributed net investment income; and reclassified $368,000 from undistributed net investment income and $69,171,000 from distributions in excess of net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,236,173
Gross unrealized appreciation on investment securities	2,368,486
Gross unrealized depreciation on investment securities	(21,955,950)
Net unrealized depreciation on investment securities	(19,587,464)
Cost of investment securities	95,145,927

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2008			Year ended October 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$3,474,759	$2,964,774	$6,439,533	$2,517,806	$1,167,689	$3,685,495
Class B	199,198	208,829	408,027	145,067	87,766	232,833
Class C	456,121	478,117	934,238	299,015	174,576	473,591
Class F-1	252,058	216,992	469,050	164,956	72,083	237,039
Class F-2 *	649	-	649	-	-	-
Class 529-A	56,066	46,160	102,226	35,069	15,615	50,684
Class 529-B	6,162	6,376	12,538	4,019	2,460	6,479
Class 529-C	17,767	18,002	35,769	10,686	6,251	16,937
Class 529-E	2,554	2,273	4,827	1,638	810	2,448
Class 529-F-1	1,643	1,232	2,875	785	283	1,068
Class R-1	5,038	4,894	9,932	2,678	1,466	4,144
Class R-2	23,202	23,352	46,554	14,009	8,069	22,078
Class R-3	34,113	29,724	63,837	19,728	9,453	29,181
Class R-4	12,549	9,805	22,354	6,499	2,544	9,043
Class R-5	42,432	31,530	73,962	24,470	9,593	34,063
Total	$4,584,311	$4,042,060	$8,626,371	$3,246,425	$1,558,658	$4,805,083

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The board of directors approved an amended agreement effective November 1, 2007, continuing the series of rates to include an additional annual rate of 0.110% on daily net assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. During the year ended October 31, 2008, total investment advisory services fees waived by CRMC were $25,729,000. As a result, the fee shown on the accompanying financial statements of $257,291,000, which was equivalent to an annualized rate of 0.247%, was reduced to $231,562,000, or 0.222% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended October 31, 2008, the total administrative services fees paid by CRMC were $9,000 for Class R-2.  Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$172,628	$62,598	Not applicable	Not applicable	Not applicable
Class B	52,425	4,392	Not applicable	Not applicable	Not applicable
Class C	122,011	Included in administrative services	$14,472	$1,737	Not applicable
Class F-1	13,968		5,151	532	Not applicable
Class F-2 *	Not applicable		19	3	Not applicable
Class 529-A	2,553		938	124	$ 1,260
Class 529-B	1,682		125	37	168
Class 529-C	4,859		361	85	487
Class 529-E	307		45	6	61
Class 529-F-1	-		26	3	36
Class R-1	1,356		110	45	Not applicable
Class R-2	4,757		915	1,853	Not applicable
Class R-3	4,122		1,152	461	Not applicable
Class R-4	708		365	23	Not applicable
Class R-5	Not applicable		850	19	Not applicable
Total	$381,376	$66,990	$24,529	$4,928	$2,012
* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $268,000, shown on the accompanying financial statements, includes $563,000 in current fees (either paid in cash or deferred) and a net decrease of $295,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2008
Class A	$13,528,465	233,084	$5,970,821	100,498	$(12,820,585)	(240,213)	$6,678,701	93,369
Class B	713,699	12,283	376,329	6,301	(924,293)	(17,147)	165,735	1,437
Class C	2,513,537	42,921	841,222	14,079	(2,615,364)	(48,785)	739,395	8,215
Class F-1	1,914,480	32,727	394,113	6,631	(2,119,450)	(39,577)	189,143	(219)
Class F-2†	130,148	2,693	197	4	(9,116)	(200)	121,229	2,497
Class 529-A	345,677	5,962	100,205	1,690	(124,472)	(2,293)	321,410	5,359
Class 529-B	32,438	561	12,299	206	(14,430)	(265)	30,307	502
Class 529-C	145,645	2,518	34,981	587	(70,505)	(1,286)	110,121	1,819
Class 529-E	15,484	268	4,736	80	(7,605)	(143)	12,615	205
Class 529-F-1	15,716	269	2,798	47	(5,945)	(111)	12,569	205
Class R-1	61,656	1,059	9,577	161	(37,646)	(694)	33,587	526
Class R-2	274,675	4,783	45,274	759	(173,016)	(3,120)	146,933	2,422
Class R-3	397,293	6,893	61,998	1,044	(229,469)	(4,134)	229,822	3,803
Class R-4	158,819	2,769	21,733	367	(76,366)	(1,383)	104,186	1,753
Class R-5	358,985	6,194	65,644	1,109	(167,065)	(3,159)	257,564	4,144
Total net increase
(decrease)	$20,606,717	354,984	$7,941,927	133,563	$(19,395,327)	(362,510)	$9,153,317	126,037

Year ended October 31, 2007
Class A	$18,195,620	287,520	$3,350,437	53,845	$(6,272,916)	(98,924)	$15,273,141	242,441
Class B	1,023,405	16,179	213,503	3,443	(439,089)	(6,921)	797,819	12,701
Class C	3,916,877	61,860	424,435	6,837	(1,081,324)	(17,036)	3,259,988	51,661
Class F-1	2,423,002	38,180	192,282	3,086	(752,326)	(11,805)	1,862,958	29,461
Class 529-A	383,267	6,062	49,207	790	(61,508)	(968)	370,966	5,884
Class 529-B	35,726	565	6,385	103	(7,072)	(111)	35,039	557
Class 529-C	157,306	2,486	16,561	267	(37,168)	(586)	136,699	2,167
Class 529-E	17,227	273	2,392	38	(3,660)	(58)	15,959	253
Class 529-F-1	16,687	262	1,007	16	(1,578)	(25)	16,116	253
Class R-1	62,299	985	3,945	64	(16,613)	(261)	49,631	788
Class R-2	282,232	4,460	21,428	345	(125,181)	(1,966)	178,479	2,839
Class R-3	387,004	6,107	28,141	452	(141,041)	(2,223)	274,104	4,336
Class R-4	156,665	2,470	8,547	137	(42,711)	(671)	122,501	1,936
Class R-5	350,102	5,507	28,573	458	(59,854)	(939)	318,821	5,026
Total net increase
(decrease)	$27,407,419	432,916	$4,346,843	69,881	$(9,042,041)	(142,494)	$22,712,221	360,303

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

6. Forward currency contracts

As of October 31, 2008, the fund had an open forward currency contract to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at October 31, 2008

	Receive	Deliver	Amount	Unrealized (depreciation)
Sales:

South African rand
expiring 11/26/2008	$19,350	ZAR 213,213	$21,686	($2,336)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $37,053,814,000 and $28,025,543,000, respectively, during the year ended October 31, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (4) (5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (5)	Ratio of net income to average net assets (3) (5)
Class A:
Year ended 10/31/2008	$68.58	$2.31	$(23.58)	$(21.27)	$(2.65)	$(2.40)	$(5.05)	$42.26	(32.88)%	$55,418.58%		.55%	4.03%
Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524.58		.55	3.97
Year ended 10/31/2006	52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439.58		.55	3.82
Year ended 10/31/2005	50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303.59		.57	3.79
Year ended 10/31/2004	45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458.60		.59	3.65
Class B:
Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35	1.33	3.25
Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35	1.32	3.19
Year ended 10/31/2006	52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413	1.37	1.34	3.04
Year ended 10/31/2005	50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371	1.38	1.36	3.01
Year ended 10/31/2004	45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469	1.40	1.39	2.85
Class C:
Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40	1.38	3.21
Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39	1.37	3.16
Year ended 10/31/2006	52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616	1.41	1.38	2.99
Year ended 10/31/2005	50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867	1.44	1.42	2.94
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476	1.47	1.47	2.76
Class F-1:
Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701.62		.59	4.00
Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020.61		.58	3.95
Year ended 10/31/2006	52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494.62		.60	3.76
Year ended 10/31/2005	50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141.68		.65	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161.72		.71	3.51
Class F-2:
Period from 8/1/2008 to 10/31/2008	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105.10		.10	.90
Class 529-A:
Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011.66		.63	3.97
Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273.65		.63	3.92
Year ended 10/31/2006	52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760.64		.61	3.77
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458.71		.68	3.70
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244.72		.71	3.53
Class 529-B:
Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47	1.44	3.15
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46	1.44	3.09
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122	1.49	1.46	2.93
Year ended 10/31/2005	50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83	1.55	1.53	2.85
Year ended 10/31/2004	45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55	1.60	1.60	2.66
Class 529-C:
Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46	1.44	3.16
Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46	1.44	3.11
Year ended 10/31/2006	52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306	1.47	1.45	2.94
Year ended 10/31/2005	50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192	1.54	1.52	2.86
Year ended 10/31/2004	45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113	1.59	1.58	2.67
Class 529-E:
Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48.95		.93	3.67
Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63.95		.93	3.61
Year ended 10/31/2006	52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40.96		.94	3.45
Year ended 10/31/2005	50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25	1.02	1.00	3.38
Year ended 10/31/2004	45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15	1.07	1.07	3.18

Class 529-F-1:
Year ended 10/31/2008	$68.58	$2.38	$(23.58)	$(21.20)	$(2.72)	$(2.40)	$(5.12)	$42.26	(32.79)%	$29.46%		.43%	4.20%
Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33.46		.43	4.17
Year ended 10/31/2006	52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14.46		.44	3.95
Year ended 10/31/2005	50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6.63		.60	3.78
Year ended 10/31/2004	45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3.82		.82	3.44
Class R-1:
Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38	1.36	3.26
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42	1.40	3.17
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69	1.44	1.41	2.96
Year ended 10/31/2005	50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34	1.50	1.46	2.91
Year ended 10/31/2004	45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11	1.53	1.50	2.74
Class R-2:
Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45	1.43	3.18
Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45	1.41	3.14
Year ended 10/31/2006	52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395	1.55	1.42	2.97
Year ended 10/31/2005	50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241	1.61	1.44	2.95
Year ended 10/31/2004	45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129	1.75	1.47	2.78
Class R-3:
Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664.96		.94	3.67
Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817.97		.94	3.61
Year ended 10/31/2006	52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454.98		.96	3.42
Year ended 10/31/2005	50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268	1.00	.98	3.41
Year ended 10/31/2004	45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120	1.09	1.08	3.15
Class R-4:
Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240.65		.63	3.99
Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270.67		.64	3.95
Year ended 10/31/2006	52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119.68		.66	3.68
Year ended 10/31/2005	50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70.70		.68	3.71
Year ended 10/31/2004	45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15.74		.73	3.49
Class R-5:
Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717.36		.34	4.28
Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879.37		.35	4.22
Year ended 10/31/2006	52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467.38		.36	4.03
Year ended 10/31/2005	50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292.39		.37	4.00
Year ended 10/31/2004	45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194.41		.40	3.85

	Year ended October 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	30%	24%	26%	20%	24%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.22 and 0.34%, respectively. The impact to the other share classes would have been approximately the same.

(4) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Capital Income Builder, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary   investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder, Inc. (the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2008

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008, through October 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated <above/on the previous page>. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2008	Ending account value 10/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$726.74	$2.47	.57%
Class A -- assumed 5% return	1,000.00	1,022.27	2.90	.57
Class B -- actual return	1,000.00	723.76	5.85	1.35
Class B -- assumed 5% return	1,000.00	1,018.35	6.85	1.35
Class C -- actual return	1,000.00	723.57	6.07	1.40
Class C -- assumed 5% return	1,000.00	1,018.10	7.10	1.40
Class F-1 -- actual return	1,000.00	726.57	2.65	.61
Class F-1 -- assumed 5% return	1,000.00	1,022.07	3.10	.61
Class F-2 -- actual return †	1,000.00	778.73	.88	.40
Class F-2 -- assumed 5% return †	1,000.00	1,023.13	2.03	.40
Class 529-A -- actual return	1,000.00	726.44	2.82	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.87	3.30	.65
Class 529-B -- actual return	1,000.00	723.32	6.28	1.45
Class 529-B -- assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class 529-C -- actual return	1,000.00	723.41	6.28	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class 529-E -- actual return	1,000.00	725.31	4.08	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.41	4.77	.94
Class 529-F-1 -- actual return	1,000.00	727.20	1.91	.44
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.92	2.24	.44
Class R-1 -- actual return	1,000.00	723.72	5.89	1.36
Class R-1 -- assumed 5% return	1,000.00	1,018.30	6.90	1.36
Class R-2 -- actual return	1,000.00	723.37	6.28	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class R-3 -- actual return	1,000.00	725.26	4.16	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.31	4.88	.96
Class R-4 -- actual return	1,000.00	726.43	2.78	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.92	3.25	.64
Class R-5 -- actual return	1,000.00	727.58	1.52	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.38	1.78	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 1, 2008 (the initial sale of the share class), through October 31, 2008, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Tax information
                                                                                                     unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2008:

Long-term capital gains	$4,103,547,000
Qualified dividend income	$3,198,557,000
Corporate dividends received deduction	$1,109,998,000
U.S. government income that may be exempt from state taxation	$196,842,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of the fund in light of its primary objectives of providing above-average current income and a growing stream of income and its secondary objective of providing growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–23.52%	7.15%	7.96%
Not reflecting CDSC	–19.80	7.45	7.96

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–20.58	7.39	6.75
Not reflecting CDSC	–19.84	7.39	6.75

Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–19.18	8.22	7.55

Class F-2 shares[1] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–9.14	[2]

Class 529-A shares[3] — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–23.86	6.92	6.99
Not reflecting maximum sales charge	–19.21	8.19	7.96

Class 529-B shares[3] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–23.60	6.99	6.96
Not reflecting CDSC	–19.88	7.30	6.96

Class 529-C shares[3] — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–20.62	7.31	7.05
Not reflecting CDSC	–19.88	7.31	7.05

Class 529-E shares[1,3] — first sold 3/1/02	–19.46	7.86	7.37

Class 529-F-1 shares[1,3] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–19.05	8.30	8.91

[1] These shares are sold without any initial or contingent deferred sales charge.
[2] Results are cumulative total returns; they are not annualized.
[3] Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 27 and 28 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Joseph C. Berenato, 62	2005	Chairman and CEO, Ducommun Incorporated
		(aerospace components manufacturer)

H. Frederick Christie, 75	1987	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Robert J. Denison, 67	2005	Chair, First Security Management (private investment)

Koichi Itoh, 68	2005	Executive Chairman of the Board, Itoh Building Co., Ltd. (building management); former President, Autosplice KK (electronics)

Merit E. Janow, 50	2001	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body

Mary Myers Kauppila, 54	1992	Chairman and CEO, Ladera Management Company
Chairman of the Board		(private investment company); former owner and
(Independent and Non-Executive)		President, Energy Investment, Inc.

Gail L. Neale, 73	1987	President, The Lovejoy Consulting Group, Inc. (a pro bono consulting group advising nonprofit organizations)

Robert J. O’Neill, Ph.D., 72	1992
Member of the Board of Directors, The Lowy Institute for International Policy Studies, Sydney, Australia; former Planning Director and acting CEO, United States Studies Centre, University of Sydney, Australia; former Deputy Chairman of the Council and Chairman of the International Advisory Panel, Graduate School of Government, University of Sydney, Australia; former Chairman of the Council, Australian Strategic Policy Institute; former Chichele Professor of the History of War and Fellow, All Souls College, University of Oxford; former Chairman of the Council, International Institute for Strategic Studies

Donald E. Petersen, 82	1992	Retired; former Chairman of the Board and CEO, Ford Motor Company

Stefanie Powers, 66	1989–1996	Actor, Producer; Co-founder and President of The
	1997	William Holden Wildlife Foundation; conservation consultant to Land Rover and Jaguar North America; author of The Jaguar Conservation Trust

Steadman Upham, Ph.D., 59	2001	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

Charles Wolf, Jr., Ph.D., 84	1987	Senior Economic Adviser and Corporate Chair in International Economics, The RAND Corporation; former Dean, The RAND Graduate School

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Joseph C. Berenato, 62	6	Ducommun Incorporated

H. Frederick Christie, 75	21	AECOM Technology Corporation; DineEquity, Inc; Ducommun Incorporated; Southwest Water Company

Robert J. Denison, 67	5	None

Koichi Itoh, 68	5	None

Merit E. Janow, 50	4	The Nasdaq Stock Market, LLC; Trimble Navigation Limited

Mary Myers Kauppila, 54	6	None
Chairman of the Board
(Independent and Non-Executive)

Gail L. Neale, 73	4	None

Robert J. O’Neill, Ph.D., 72	2	None

Donald E. Petersen, 82	2	None

Stefanie Powers, 66	2	None

Steadman Upham, Ph.D., 59	14	None

Charles Wolf, Jr., Ph.D., 84	2	None

Please see page 36 for footnotes.

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

James B. Lovelace,[6] 52	1992	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Catherine M. Ward, 61	1987	Senior Vice President and Director, Capital Research and Management Company; Director, American Funds Service Company;[5] Chairperson, President and Director, Capital Group Research, Inc.[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James B. Lovelace,[6] 52	3	None
Vice Chairman of the Board

Catherine M. Ward, 61	1	None

Founding chairman emeritus

Jon B. Lovelace,[6] 81		Chairman Emeritus, Capital Research and
		Management Company

The fund’s statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Joyce E. Gordon, 52	1996	Senior Vice President — Capital Research Global
President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Mark R. Macdonald, 49	2001	Senior Vice President — Fixed Income, Capital
Executive Vice President		Research and Management Company; Director, Capital Research and Management Company

Darcy B. Kopcho, 55	2006	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital Research Company[5]

Michael J. Thawley, 58	2007	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Senior Vice President, Capital Strategy Research, Inc.;[5] former Australian Ambassador to the United States

Michael Cohen, 47	2006	Senior Vice President — Capital Research Global
Vice President		Investors, Capital Research Company;[5] Director, Capital Research Company[5]

David A. Hoag, 43	2006	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

David M. Riley, 41	2006	Senior Vice President — Capital Research Global
Vice President		Investors, Capital Research and Management Company

Donald H. Rolfe, 36	2008	Associate Counsel — Fund Business Management
Vice President		Group, Capital Research and Management Company

Vincent P. Corti, 52	1987	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Jeffrey P. Regal, 37	2001	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Tanya Schneider, 36	2008	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Neal F. Wellons, 37	2008	Assistant Vice President — Fund Business
Assistant Treasurer		Management Group, Capital Research and Management Company

[1]Directors and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.
[6]James B. Lovelace is the son of Jon B. Lovelace.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete October 31, 2008, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
>	Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-912-1208P

Litho in USA BAG/AC/8054-S16808

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Charles Wolf, Jr., a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$119,000
2008	$119,000

b) Audit-Related Fees:
2007	None
2008	None

c) Tax Fees:
2007	$7,000
2008	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit-Related Fees:
2007	None
2008	None

c) Tax Fees:
2007	$7,000
2008	None
The tax fees consist of consulting services relating to the registrant’s investments.

d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $14,000 for fiscal year 2007 and $8,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®

Investment portfolio

October 31, 2008

Common stocks — 64.31%	Shares	Value (000)

UTILITIES — 9.40%
E.ON AG1	34,428,000	$1,311,787
Exelon Corp.	15,121,500	820,190
GDF Suez[1]	13,836,228	615,058
RWE AG1	6,117,000	507,703
PPL Corp.	12,405,000	407,132
Dominion Resources, Inc.	11,022,980	399,914
Electricité de France SA1	6,611,000	395,460
Veolia Environnement[1]	14,048,777	344,317
FirstEnergy Corp.	5,665,500	295,512
Fortum Oyj[1]	9,865,000	242,422
Hongkong Electric Holdings Ltd.[1]	44,750,000	241,611
Southern Co.	7,012,100	240,796
Public Service Enterprise Group Inc.	7,467,600	210,213
Ameren Corp.	5,587,120	181,302
Entergy Corp.	1,652,500	128,978
Edison International	3,000,000	106,770
DTE Energy Co.	2,750,000	97,075
Xcel Energy Inc.	5,516,000	96,089
FPL Group, Inc.	2,000,000	94,480
Scottish and Southern Energy PLC[1]	2,400,000	47,223
SP AusNet[1]	62,051,438	45,437
Consolidated Edison, Inc.	900,000	38,988
Tanjong PLC[1]	10,615,000	35,470
Electricity Generating PCL[1]	15,796,028	26,847
Electricity Generating PCL, nonvoting depositary receipt[1]	3,430,400	5,830
Cheung Kong Infrastructure Holdings Ltd.[1]	8,400,000	30,501
National Grid PLC[1]	2,632,652	30,005
NiSource Inc.	2,289,307	29,669
Pinnacle West Capital Corp.	738,200	23,364
American Electric Power Co., Inc.	684,600	22,339
United Utilities Group PLC[1]	1,287,878	14,588
		7,087,070

TELECOMMUNICATION SERVICES — 8.79%
Verizon Communications Inc.	61,582,500	1,827,153
AT&T Inc.	39,776,205	1,064,809
France Télécom SA1	34,483,000	868,698
Koninklijke KPN NV1	42,920,120	602,902
Belgacom SA1	12,889,800	440,286
Telekomunikacja Polska SA1	45,654,800	345,456
Embarq Corp.[2]	9,263,327	277,900
Singapore Telecommunications Ltd.[1]	143,705,500	241,922
Telenor ASA[1]	25,065,000	149,357
Vodafone Group PLC[1]	60,200,000	116,391
OJSC Mobile TeleSystems (ADR)	2,640,000	103,356
Deutsche Telekom AG1	6,000,000	89,156
Advanced Info Service PCL[1]	27,980,000	59,333
Telkom SA Ltd.[1]	5,227,300	57,176
DiGi.Com Bhd.[1]	10,452,000	54,403
TM International Bhd.[1,3]	41,536,900	53,089
MTN Group Ltd.[1]	4,109,000	46,681
Taiwan Mobile Co., Ltd.[1]	33,484,516	46,615
Philippine Long Distance Telephone Co.[1]	1,053,250	43,202
StarHub Ltd[1]	25,787,250	41,397
Far EasTone Telecommunications Co., Ltd.[1]	32,785,111	34,650
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	24,128
BT Group PLC[1]	10,000,000	18,920
Telekom Malaysia Bhd.[1]	17,186,400	16,241
		6,623,221

FINANCIALS — 8.71%
HSBC Holdings PLC (United Kingdom)[1]	37,893,402	459,112
HSBC Holdings PLC (Hong Kong)[1]	36,762,513	445,738
Banco Santander, SA1	40,175,750	433,829
Hang Seng Bank Ltd.[1]	25,791,100	319,729
BNP Paribas SA1	4,260,270	308,738
JPMorgan Chase & Co.	6,730,000	277,612
Wells Fargo & Co.	6,970,000	237,328
Bank of America Corp.	9,332,260	225,561
AXA SA1	10,573,333	203,408
HCP, Inc.	6,680,500	199,947
Sun Hung Kai Properties Ltd.[1]	23,108,000	198,821
Société Générale[1]	3,209,870	175,948
Royal Bank of Canada	4,300,000	167,829
Bank of Nova Scotia	4,847,200	162,327
BOC Hong Kong (Holdings) Ltd.[1]	132,593,500	148,530
Sampo Oyj, Class A1	6,873,962	137,055
Commerzbank AG1	11,265,000	120,441
UniCredit SpA[1]	48,478,080	118,239
Citigroup Inc.	8,251,700	112,636
St.George Bank Ltd.[1]	5,859,601	109,288
EFG Eurobank Ergasias SA1	9,860,228	108,295
Kimco Realty Corp.	4,603,500	103,947
Westpac Banking Corp.[1]	7,500,000	103,280
Admiral Group PLC[1]	6,234,570	92,623
Westfield Group[1]	8,249,175	91,623
TrygVesta A/S1	1,374,350	83,403
Hopewell Holdings Ltd.[1]	25,319,300	77,330
Wereldhave NV1	864,109	71,783
Equity Residential, shares of beneficial interest	1,900,500	66,385
Banco Bilbao Vizcaya Argentaria, SA1	5,662,000	65,627
Bank of New York Mellon Corp.	1,924,536	62,740
AMP Ltd.[1]	16,300,210	59,547
United Bankshares, Inc.	1,775,000	56,623
UBS AG1,3	3,177,496	54,176
CapitaMall Trust, units[1]	41,282,880	54,083
Weingarten Realty Investors	2,634,750	53,881
S P Setia Bhd.[1,2]	65,577,500	51,674
Bank of the Philippine Islands[1]	57,933,564	47,904
United Overseas Bank Ltd.[1]	4,420,000	39,387
Intesa Sanpaolo SpA[1]	9,400,000	34,329
Banco Itaú Holding Financeira SA, preferred nominative	3,153,300	34,040
Arthur J. Gallagher & Co.	1,355,000	33,008
Champion Real Estate Investment Trust[1]	138,772,000	32,970
Hypo Real Estate Holding AG1	4,486,692	30,120
AMB Property Corp.	1,175,000	28,235
DnB NOR ASA[1]	4,788,700	27,661
VastNed Retail NV1	533,606	27,259
Lloyds TSB Group PLC[1]	7,710,000	25,130
ProLogis, shares of beneficial interest	1,750,000	24,500
CapitaCommercial Trust Management Ltd.[1]	35,989,300	24,400
Jardine Lloyd Thompson Group PLC[1]	3,330,000	23,710
KeyCorp	1,860,000	22,748
KBC Groep NV1	525,000	22,695
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	22,016
Irish Life & Permanent PLC[1]	5,713,949	19,945
Hospitality Properties Trust	1,500,000	15,225
Mapletree Logistics Trust[1]	53,777,500	15,161
Fannie Mae	15,865,000	15,072
Frasers Centrepoint Trust[1]	30,400,000	14,036
Eurobank Properties REIT[1]	1,950,000	13,383
Fortune Real Estate Investment Trust[1,2]	52,408,500	13,246
Ascendas Real Estate Investment Trust[1]	10,585,475	11,425
CapitaRetail China Trust[1]	30,837,000	11,336
Nieuwe Steen Investments NV1	588,165	10,266
TICON Industrial Connection PCL[1,2]	41,951,000	9,742
Lincoln National Corp.	541,500	9,336
Freddie Mac	8,800,000	8,800
Cambridge Industrial Trust[1,2]	50,291,000	8,384
Goodman Group[1]	13,184,326	8,290
National Bank of Greece SA1	345,120	7,674
Frasers Commercial Trust[1,2]	44,940,001	7,523
iStar Financial, Inc.	6,207,550	6,704
Regions Financial Corp.	598,050	6,632
Hana Financial Holdings[1]	404,000	6,409
XL Capital Ltd, Class A	642,800	6,235
National City Corp.	2,200,600	5,942
ING Groep NV, depository receipts[1]	616,216	5,688
Cathay No. 2 Real Estate Investment Trust[1]	17,548,000	4,355
Fubon No. 2 Real Estate Investment Trust[1]	14,169,000	3,449
Royal Bank of Scotland Group PLC[1]	723,189	801
Washington Mutual, Inc.	4,000,000	248
		6,564,555

ENERGY — 7.20%
Chevron Corp.	13,065,000	974,649
Sasol Ltd.[1]	27,936,931	842,429
Eni SpA[1]	33,337,866	793,050
Eni SpA (ADR)	912,492	43,845
Royal Dutch Shell PLC, Class A (ADR)	7,828,000	436,881
Royal Dutch Shell PLC, Class B1	4,497,187	120,653
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	103,184
Royal Dutch Shell PLC, Class A1	3,055,000	84,041
ConocoPhillips	10,232,970	532,319
Husky Energy Inc.	12,630,000	380,973
StatoilHydro ASA[1]	11,921,534	238,582
Woodside Petroleum Ltd.[1]	7,880,000	221,460
SBM Offshore NV1,2	9,319,188	163,521
TOTAL SA1	1,914,000	104,949
TOTAL SA (ADR)	600,000	33,264
Enbridge Inc.	3,523,468	122,900
Marathon Oil Corp.	4,012,500	116,764
PTT Exploration and Production PCL[1]	22,350,000	56,054
PetroChina Co. Ltd., Class H1	44,418,000	34,616
Spectra Energy Corp	1,338,820	25,879
		5,430,013

CONSUMER STAPLES — 6.84%
Philip Morris International Inc.	18,632,100	809,937
PepsiCo, Inc.	10,980,000	625,970
Diageo PLC[1]	28,448,000	437,384
Kellogg Co.	8,024,000	404,570
Coca-Cola Co.	8,500,000	374,510
Procter & Gamble Co.	5,560,000	358,842
Nestlé SA1	8,500,000	331,068
UST Inc.	4,378,000	295,909
H.J. Heinz Co.	6,554,751	287,229
ConAgra Foods, Inc.	11,751,500	204,711
Altria Group, Inc.	10,420,000	199,960
Kimberly-Clark Corp.	3,000,000	183,870
Foster’s Group Ltd.[1]	47,820,985	182,152
Reynolds American Inc.	3,480,000	170,381
Kraft Foods Inc., Class A	3,240,170	94,419
SABMiller PLC[1]	4,870,786	77,891
Sara Lee Corp.	4,200,000	46,956
Imperial Tobacco Group PLC[1]	1,390,000	37,519
Lion Nathan Ltd.[1]	4,431,066	25,951
Premier Foods PLC[1]	4,600,000	2,051
		5,151,280

HEALTH CARE — 5.12%
Roche Holding AG1	4,316,000	660,120
Merck & Co., Inc.	21,291,100	658,959
Bayer AG, non-registered shares[1]	7,622,000	417,618
Bristol-Myers Squibb Co.	19,950,000	409,972
Pfizer Inc	22,905,000	405,648
Johnson & Johnson	6,500,000	398,710
Novartis AG1	6,465,000	326,802
Daiichi Sankyo Co., Ltd.[1]	7,050,000	144,639
GlaxoSmithKline PLC[1]	6,092,000	117,871
Orion Oyj, Class B1	5,708,194	83,861
Takeda Pharmaceutical Co. Ltd.[1]	1,460,000	73,768
Sonic Healthcare Ltd.[1]	6,229,270	56,850
Abbott Laboratories	1,000,000	55,150
Schering-Plough Corp.	2,246,600	32,553
Oriola-KD Oyj, Class B1	4,205,677	8,176
Clínica Baviera, SA1	791,000	6,334
		3,857,031

INDUSTRIALS — 4.26%
General Electric Co.	33,985,000	663,047
United Technologies Corp.	6,355,000	349,271
Siemens AG1	5,164,000	308,437
Schneider Electric SA1	5,050,000	303,265
Sandvik AB1	28,055,000	182,728
Macquarie Infrastructure Group[1,2]	133,598,374	174,869
Singapore Technologies Engineering Ltd.[1]	91,974,000	145,664
Geberit AG1	1,293,883	134,452
Macquarie Airports[1,2]	93,268,737	133,325
De La Rue PLC[1,2]	8,804,046	127,578
AB Volvo, Class B1	23,002,000	121,322
Leighton Holdings Ltd.[1]	5,728,928	95,124
Singapore Post Private Ltd.[1,2]	107,025,000	51,116
Transport International Holdings Ltd.[1]	19,198,000	46,284
Spirax-Sarco Engineering PLC[1]	3,190,391	41,512
Wolseley PLC[1]	7,300,000	40,226
Emerson Electric Co.	1,190,000	38,949
Uponor Oyj[1]	3,480,800	33,172
BELIMO Holding AG1,2	42,250	29,234
Hopewell Highway Infrastructure Ltd.[1]	43,603,900	28,337
AB SKF, Class B1	2,670,000	24,541
Qantas Airways Ltd.[1]	15,052,744	24,312
Koninklijke BAM Groep NV1	2,328,797	20,685
Seco Tools AB, Class B1	2,125,000	18,230
IMI PLC[1]	3,060,000	13,656
Watsco, Inc.	285,000	11,711
SIA Engineering Co. Ltd.[1]	8,617,000	11,238
Heijmans NV, depository receipts[1]	1,203,605	10,809
Rentokil Initial PLC[1]	10,900,000	7,931
Seaspan Corp.	650,000	7,514
Fong’s Industries Co. Ltd.[1,2]	36,590,000	6,638
Macquarie Infrastructure Co. LLC	339,100	3,442
		3,208,619

MATERIALS — 3.12%
China Steel Corp.[1]	529,467,784	395,877
Akzo Nobel NV1	6,638,000	275,746
ArcelorMittal[1]	9,335,000	241,411
Koninklijke DSM NV1	6,091,000	169,201
POSCO[1]	469,360	128,780
Ambuja Cements Ltd.[1,2]	98,960,919	123,624
Israel Chemicals Ltd.[1]	12,100,907	120,643
RPM International, Inc.[2]	7,900,000	112,180
Weyerhaeuser Co.	2,500,000	95,550
BlueScope Steel Ltd.[1]	30,093,898	88,342
Packaging Corp. of America	5,000,000	84,150
Fletcher Building Ltd.[1]	21,176,596	71,098
Rautaruukki Oyj[1]	4,146,029	67,739
Dow Chemical Co.	2,200,000	58,674
Stora Enso Oyj, Class R1	6,000,000	56,176
Norsk Hydro ASA[1]	11,470,000	48,251
Worthington Industries, Inc.	3,639,800	43,932
UPM-Kymmene Oyj[1]	3,100,000	43,844
Norske Skogindustrier ASA[1,3]	9,439,285	32,502
PaperlinX Ltd.[1]	28,447,000	26,632
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	22,251
Boral Ltd.[1]	6,309,389	18,971
Lafarge Malayan Cement Bhd.[1]	22,590,530	18,280
Marshalls PLC[1]	4,755,000	7,505
Hung Hing Printing Group Ltd.[1]	29,024,000	3,616
		2,354,975

CONSUMER DISCRETIONARY — 3.11%
Daimler AG1	11,285,887	389,037
OPAP (Greek Organization of Football Prognostics) SA1	15,242,040	333,407
Carnival Corp., units	8,903,400	226,146
Genuine Parts Co.	5,350,000	210,522
Esprit Holdings Ltd.[1]	32,978,100	185,138
Industria de Diseno Textil, SA1	4,670,088	157,504
Renault SA1	5,063,000	155,204
McDonald’s Corp.	1,500,000	86,895
Kingfisher PLC[1]	42,961,000	79,207
Greene King PLC[1,2]	8,722,210	45,240
British Sky Broadcasting Group PLC[1]	6,849,000	41,918
William Hill PLC[1]	13,037,970	40,413
DSG International PLC[1]	74,823,761	39,266
Yue Yuen Industrial (Holdings) Ltd.[1]	18,043,500	35,731
Macquarie Communications Infrastructure Group[1,2]	27,867,700	29,860
Macquarie Communications Infrastructure Group[1,2,4]	4,539,041	4,864
General Motors Corp.	6,000,000	34,680
Television Broadcasts Ltd.[1]	10,170,000	28,066
Shangri-La Asia Ltd.[1]	18,320,000	25,624
Schibsted ASA[1]	1,907,400	22,623
Ekornes ASA[1,2]	1,980,425	20,600
Intercontinental Hotels Group PLC[1]	2,412,352	20,536
Li & Fung Ltd.[1]	9,530,000	19,163
Halfords Group PLC[1]	5,100,000	18,312
Kesa Electricals PLC[1]	13,430,200	17,264
Bijou Brigitte modische Accessoires AG1	182,900	17,200
Samson Holding Ltd.[1,3]	109,290,000	13,232
Aristocrat Leisure Ltd.[1]	3,791,027	9,625
Headlam Group PLC[1]	2,595,683	8,925
KangwonLand Inc.[1]	839,760	8,369
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	8,288
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	2,325,000	6,985
Carpetright PLC[1]	465,000	3,400
Entercom Communications Corp., Class A	1,260,000	869
Idearc Inc.	988,500	376
		2,344,489

INFORMATION TECHNOLOGY — 2.81%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	372,530,832	547,780
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,322,340	93,522
Intel Corp.	16,200,000	259,200
Automatic Data Processing, Inc.	5,080,000	177,546
Microsoft Corp.	7,496,800	167,403
Delta Electronics, Inc.[1]	63,557,069	146,722
Paychex, Inc.	5,000,000	142,700
Xilinx, Inc.	6,400,000	117,888
Canon, Inc.[1]	3,280,000	113,157
Maxim Integrated Products, Inc.	7,000,000	95,200
Siliconware Precision Industries Co., Ltd.[1]	80,140,300	86,953
Redecard SA, ordinary nominative	7,159,700	79,611
Halma PLC[1]	14,922,844	39,533
Acer Inc.[1]	23,573,866	31,217
Rotork PLC[1]	530,000	6,356
Renishaw PLC[1]	655,000	5,613
Oakton Ltd.[1,2]	4,617,960	5,507
Lite-On Technology Corp.[1]	13,465	9
		2,115,917

MISCELLANEOUS — 4.95%
Other common stocks in initial period of acquisition		$3,733,506

Total common stocks (cost: $62,740,558,000)		48,470,676

Preferred stocks — 0.87%

FINANCIALS — 0.75%
Bank of America Corp., Series K, 8.00% noncumulative[5]	82,750,000	62,047
Bank of America Corp., Series E, 0% depositary shares	1,936,800	19,671
Bank of America Corp., Series M, 8.125% noncumulative[5]	23,500,000	18,240
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	70,656
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	110,175,000	51,747
JPMorgan Chase & Co., Series I, 7.90%[5]	62,500,000	50,783
PNC Preferred Funding Trust I 6.517%[5,6]	58,200,000	41,069
SMFG Preferred Capital USD 1 Ltd. 6.078%[5,6]	54,435,000	37,696
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	40,329,000	28,269
Barclays Bank PLC 7.434%[5,6]	39,055,000	24,692
Société Générale 5.922%[5,6]	38,675,000	22,666
Public Storage, Inc., Series F, 6.45%	1,000,000	16,750
AXA SA, Series B, 6.379%[5,6]	28,500,000	14,491
Fannie Mae, Series S, 8.25% noncumulative	2,000,000	4,375
Fannie Mae, Series O, 7.00%[5,6]	874,555	2,651
Fannie Mae, Series P, 4.50% noncumulative	1,600,000	2,000
Fannie Mae, Series E, 5.10%	608,441	1,844
Fannie Mae, Series L, 5.125%	570,000	1,482
QBE Capital Funding II LP 6.797%[5,6]	28,900,000	12,298
Standard Chartered PLC 6.409%[1,5,6]	22,100,000	11,122
XL Capital Ltd., Series E, 6.50%[5]	11,555,000	3,239
BNP Paribas 7.195%[5,6]	16,500,000	10,560
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	9,481
ILFC E-Capital Trust II 6.25%[5,6]	15,000,000	4,861
ILFC E-Capital Trust I 5.90% 2065[5,6]	11,450,000	3,852
RBS Capital Trust IV 4.562% noncumulative trust[5]	18,490,000	8,339
Freddie Mac, Series V, 5.57%	3,485,635	3,390
Freddie Mac, Series Z, 8.375%	2,041,640	3,318
Freddie Mac, Series W, 5.66%	650,000	606
Freddie Mac, Series Y, 6.55%	350,250	361
Citigroup Inc., Series E, 8.40%[5]	10,000,000	6,963
HBOS PLC 6.657%[5,6]	10,950,000	4,807
Woori Bank 6.208% 2067[1,5,6]	9,000,000	4,495
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	3,059
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[5,6]	2,650,000	1,273
Lloyds TSB Group PLC 6.267%[5,6]	2,800,000	1,272
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	1,200
Washington Mutual Preferred Funding Trust IV 9.75%[1,5,6,7]	53,100,000	16
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,5,6,7]	13,100,000	4
		565,645

U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES— 0.09%
CoBank, ACB, Series C, 11.00%[6]	1,120,000	56,736
US AgBank 6.11%[5,6]	13,000,000	7,918
		64,654

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	17,475

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		7,693

Total preferred stocks (cost: $1,277,087,000)		655,467

	Shares or
Convertible securities — 0.14%	principal amount

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010[1]	14,000,000	36,596

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	4,383,600	31,693
General Motors Corp., Series B, 5.25% convertible preferred 2032	$17,500,000	4,515
		36,208

FINANCIALS — 0.03%
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	150,000	4,832
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,4]	450,000	15,219
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,488,000	2,053
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	3,860
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	76,628	100
		26,064

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		7,173

Total convertible securities (cost: $599,513,000)		106,041

	Principal amount
Bonds & notes — 26.59%	(000)

MORTGAGE-BACKED OBLIGATIONS[8] — 10.46%
Fannie Mae 4.89% 2012	$25,000	25,280
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	30,892
Fannie Mae 4.00% 2015	15,438	15,257
Fannie Mae 11.00% 2015	462	524
Fannie Mae 7.00% 2016	59	61
Fannie Mae 11.00% 2016	195	223
Fannie Mae 5.00% 2017	148	146
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	9,941	10,025
Fannie Mae 5.00% 2018	25,848	25,463
Fannie Mae 5.00% 2018	1,635	1,611
Fannie Mae 11.00% 2018	440	508
Fannie Mae 4.50% 2019	27,284	26,149
Fannie Mae 4.50% 2019	22,571	21,675
Fannie Mae 4.50% 2019	15,826	15,197
Fannie Mae 5.50% 2019	2,997	3,010
Fannie Mae 4.50% 2020	36,196	34,758
Fannie Mae 4.50% 2020	30,534	29,321
Fannie Mae 4.50% 2020	10,826	10,365
Fannie Mae 4.50% 2020	2,485	2,386
Fannie Mae 5.50% 2020	6,942	6,968
Fannie Mae 11.00% 2020	132	144
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	13,673
Fannie Mae 6.00% 2021	1,067	1,077
Fannie Mae 6.00% 2021	864	871
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	45,066	43,631
Fannie Mae 10.50% 2022	253	286
Fannie Mae 5.50% 2023	47,111	46,994
Fannie Mae 6.00% 2024	31,531	31,627
Fannie Mae 6.00% 2026	75,382	75,612
Fannie Mae 6.00% 2027	189,351	189,928
Fannie Mae 6.50% 2027	27,203	27,597
Fannie Mae 6.50% 2027	6,992	7,093
Fannie Mae 6.50% 2027	4,645	4,712
Fannie Mae 6.50% 2027	749	760
Fannie Mae 6.00% 2028	6,348	6,351
Fannie Mae 6.00% 2028	3,457	3,459
Fannie Mae 6.00% 2028	3,295	3,297
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	293	311
Fannie Mae 7.50% 2029	64	67
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,780	2,773
Fannie Mae 7.50% 2031	202	211
Fannie Mae 7.50% 2031	39	41
Fannie Mae 5.50% 2033	9,718	9,522
Fannie Mae 5.50% 2033	3,493	3,422
Fannie Mae 5.50% 2034	16,567	16,220
Fannie Mae 5.00% 2035	4,920	4,673
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	14,546	14,242
Fannie Mae 5.50% 2035	10,387	10,165
Fannie Mae 6.50% 2035	18,628	19,013
Fannie Mae 7.00% 2035	763	778
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	12,909	9,094
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,288	6,952
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,214	1,657
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,966	1,439
Fannie Mae, Series 2006-65, Class PF, 3.539% 2036[5]	13,465	12,696
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	25,711	25,209
Fannie Mae 6.00% 2036	69,238	69,279
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	66,890	65,583
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	58,915	57,822
Fannie Mae 6.00% 2036	50,883	50,914
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	44,544	45,005
Fannie Mae 6.00% 2036	44,913	44,940
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	39,632	38,925
Fannie Mae 6.00% 2036	29,417	29,434
Fannie Mae 6.00% 2036	19,913	19,925
Fannie Mae 6.00% 2036	19,645	19,656
Fannie Mae 6.00% 2036	15,332	15,341
Fannie Mae 6.00% 2036	4,384	4,387
Fannie Mae 7.50% 2036	2,696	2,766
Fannie Mae 4.50% 2037	11,949	10,887
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	78,121	76,739
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	58,950	58,725
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	17,811	17,227
Fannie Mae 5.50% 2037	7,236	7,075
Fannie Mae 5.50% 2037	4,452	4,352
Fannie Mae 5.50% 2037	4,130	4,038
Fannie Mae 5.50% 2037	3,869	3,782
Fannie Mae 5.50% 2037	1,864	1,822
Fannie Mae 5.50% 2037	1,313	1,284
Fannie Mae 5.678% 2037[5]	24,275	24,361
Fannie Mae 5.996% 2037[5]	3,566	3,591
Fannie Mae 6.00% 2037	21,857	21,863
Fannie Mae 6.00% 2037	20,439	20,445
Fannie Mae 6.00% 2037	19,762	19,520
Fannie Mae 6.00% 2037	13,939	13,943
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,938	8,836
Fannie Mae 6.00% 2037	4,395	4,341
Fannie Mae 6.471% 2037[5]	3,838	3,882
Fannie Mae 6.50% 2037[1]	65,811	65,318
Fannie Mae 6.50% 2037	43,124	43,262
Fannie Mae 6.50% 2037	38,074	38,625
Fannie Mae 6.50% 2037	37,578	38,133
Fannie Mae 6.50% 2037	27,107	27,193
Fannie Mae 6.50% 2037	22,783	23,112
Fannie Mae 6.50% 2037	21,896	21,966
Fannie Mae 6.50% 2037	17,553	17,609
Fannie Mae 6.50% 2037	15,963	16,014
Fannie Mae 6.50% 2037	15,267	15,488
Fannie Mae 6.50% 2037	8,463	8,586
Fannie Mae 6.50% 2037	5,873	5,892
Fannie Mae 6.50% 2037	4,359	4,373
Fannie Mae 6.50% 2037	3,984	4,042
Fannie Mae 6.50% 2037	2,881	2,923
Fannie Mae 6.50% 2037	2,653	2,692
Fannie Mae 6.50% 2037	2,370	2,404
Fannie Mae 6.50% 2037	1,598	1,603
Fannie Mae 6.723% 2037[5]	3,611	3,669
Fannie Mae 6.78% 2037[5]	2,804	2,844
Fannie Mae 7.00% 2037	59,872	61,046
Fannie Mae 7.00% 2037	28,160	28,713
Fannie Mae 7.00% 2037	13,026	13,282
Fannie Mae 7.00% 2037[1]	12,278	12,401
Fannie Mae 7.00% 2037	6,115	6,235
Fannie Mae 7.00% 2037	5,357	5,532
Fannie Mae 7.00% 2037	5,046	5,145
Fannie Mae 7.00% 2037	3,854	3,929
Fannie Mae 7.00% 2037	2,532	2,581
Fannie Mae 7.00% 2037	1,625	1,657
Fannie Mae 7.00% 2037	1,363	1,389
Fannie Mae 7.00% 2037	1,279	1,304
Fannie Mae 7.00% 2037	1,166	1,188
Fannie Mae 7.00% 2037	1,028	1,062
Fannie Mae 7.00% 2037	995	1,028
Fannie Mae 7.00% 2037	1,006	1,026
Fannie Mae 7.00% 2037	891	920
Fannie Mae 7.00% 2037	779	794
Fannie Mae 7.00% 2037	743	758
Fannie Mae 7.50% 2037	13,044	13,384
Fannie Mae 7.50% 2037	7,027	7,311
Fannie Mae 7.50% 2037	4,059	4,165
Fannie Mae 7.50% 2037[1]	3,161	3,209
Fannie Mae 7.50% 2037	2,422	2,486
Fannie Mae 7.50% 2037[1]	620	629
Fannie Mae 7.50% 2037	565	580
Fannie Mae 4.50% 2038	99,320	90,311
Fannie Mae 5.00% 2038	49,432	46,885
Fannie Mae 5.149% 2038[5]	19,913	19,170
Fannie Mae 5.376% 2038[5]	26,258	26,176
Fannie Mae 5.458% 2038[5]	38,599	38,555
Fannie Mae 5.482% 2038[5]	15,394	15,380
Fannie Mae 5.50% 2038	30,503	29,826
Fannie Mae 5.50% 2038	25,513	24,947
Fannie Mae 5.50% 2038	22,218	21,725
Fannie Mae 5.50% 2038	20,101	19,740
Fannie Mae 5.50% 2038	13,965	13,655
Fannie Mae 5.50% 2038	6,026	5,893
Fannie Mae 5.553% 2038[5]	2,994	2,931
Fannie Mae 6.50% 2038	38,639	38,763
Fannie Mae 6.50% 2038	35,131	35,244
Fannie Mae 6.50% 2038	33,334	33,441
Fannie Mae 6.50% 2038	29,825	30,256
Fannie Mae 6.50% 2038	4,653	4,668
Fannie Mae 6.50% 2038	3,151	3,161
Fannie Mae 6.50% 2038	2,045	2,052
Fannie Mae 6.50% 2038	1,612	1,617
Fannie Mae 6.50% 2038	1,461	1,466
Fannie Mae 7.00% 2038	13,919	14,192
Fannie Mae 7.00% 2038	6,167	6,288
Fannie Mae 7.00% 2038	2,029	2,096
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	383	401
Fannie Mae 7.00% 2047	5,606	5,663
Freddie Mac 6.00% 2017	325	329
Freddie Mac 4.50% 2018	4,714	4,529
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,178
Freddie Mac 5.50% 2019	9,496	9,517
Freddie Mac, Series 2642, Class BL, 3.50% 2023	10,052	9,021
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,110	4,513
Freddie Mac 4.50% 2023	50,006	47,574
Freddie Mac 5.00% 2023	47,973	46,862
Freddie Mac 5.50% 2023	25,000	24,899
Freddie Mac, Series 1617, Class PM, 6.50% 2023	3,830	3,886
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,153	4,082
Freddie Mac 6.00% 2026	28,434	28,521
Freddie Mac 6.00% 2026	27,671	27,756
Freddie Mac 5.50% 2027	49,126	48,086
Freddie Mac 6.00% 2027	22,150	22,217
Freddie Mac 6.50% 2027	26,245	26,626
Freddie Mac 6.50% 2027	23,316	23,653
Freddie Mac 5.50% 2028	71,369	70,108
Freddie Mac, Series 2153, Class GG, 6.00% 2029	7,373	7,258
Freddie Mac, Series 2122, Class QM, 6.25% 2029	13,863	13,801
Freddie Mac 6.50% 2032	3,804	3,887
Freddie Mac 7.50% 2032	1,736	1,822
Freddie Mac 4.50% 2033	9,883	9,005
Freddie Mac 4.50% 2035	9,624	8,760
Freddie Mac 4.50% 2035	837	762
Freddie Mac 5.00% 2035	6,253	5,806
Freddie Mac 5.00% 2035	6,118	5,681
Freddie Mac 5.00% 2035	4,626	4,296
Freddie Mac 5.00% 2035	4,612	4,283
Freddie Mac 5.00% 2035	3,013	2,798
Freddie Mac 5.00% 2035	1,727	1,604
Freddie Mac, Series 3061, Class PN, 5.50% 2035	22,342	22,389
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	22,377	17,609
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	13,699	10,087
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,944	4,820
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,870	4,700
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,208	4,233
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,310	2,557
Freddie Mac 4.50% 2036	8,217	7,479
Freddie Mac, Series 3156, Class NG, 6.00% 2036	53,381	54,007
Freddie Mac 7.00% 2036	6,322	6,417
Freddie Mac 5.441% 2037[5]	9,313	9,259
Freddie Mac 5.471% 2037[5]	31,341	31,635
Freddie Mac 5.50% 2037	46,684	44,738
Freddie Mac, Series 3286, Class JN, 5.50% 2037	36,565	34,965
Freddie Mac 5.50% 2037	25,859	25,234
Freddie Mac 5.726% 2037[5]	21,596	21,650
Freddie Mac 5.856% 2037[5]	6,303	6,328
Freddie Mac, Series 3271, Class OA, 6.00% 2037	35,842	36,438
Freddie Mac 6.00% 2037	658	657
Freddie Mac 6.055% 2037[5]	6,646	6,671
Freddie Mac 6.211% 2037[5]	13,545	13,760
Freddie Mac 6.267% 2037[5]	9,477	9,359
Freddie Mac 6.294% 2037[5]	32,631	32,913
Freddie Mac 6.50% 2037	36,621	36,748
Freddie Mac 6.50% 2037	19,469	19,537
Freddie Mac 7.00% 2037	6,733	6,833
Freddie Mac 4.50% 2038	98,795	89,741
Freddie Mac 4.50% 2038	496	450
Freddie Mac 5.00% 2038	96,980	91,877
Freddie Mac 5.00% 2038	26,925	25,508
Freddie Mac 5.00% 2038	20,000	18,948
Freddie Mac 5.00% 2038	17,362	16,448
Freddie Mac 5.00% 2038	16,526	15,657
Freddie Mac 5.00% 2038	16,525	15,656
Freddie Mac 5.00% 2038	15,851	15,017
Freddie Mac 5.00% 2038	13,426	12,719
Freddie Mac 5.00% 2038	7,144	6,768
Freddie Mac 5.00% 2038	5,246	4,970
Freddie Mac 5.00% 2038	3,447	3,265
Freddie Mac 5.00% 2038	2,952	2,797
Freddie Mac 5.00% 2038	2,701	2,558
Freddie Mac 5.00% 2038	1,593	1,509
Freddie Mac 5.00% 2038	83	79
Freddie Mac 5.054% 2038[5]	9,963	9,698
Freddie Mac 5.50% 2038	99,268	96,868
Freddie Mac 5.50% 2038	25,000	23,958
Freddie Mac 5.50% 2038	23,922	23,343
Freddie Mac 5.50% 2038	20,000	19,516
Freddie Mac 5.601% 2038[5]	13,896	13,881
Freddie Mac 5.938% 2038[5]	19,011	18,703
Freddie Mac 6.00% 2038	95,307	95,188
Freddie Mac 6.50% 2047	13,027	12,990
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	12,684	11,382
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	846	777
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	465	475
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	664	477
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,042	1,805
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.597% 2034[5]	6,348	5,079
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.701% 2034[5]	4,659	4,115
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.929% 2034[5]	9,899	8,875
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,476	2,337
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,815	7,608
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,591	43,401
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[6]	1,435	1,196
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[6]	66,897	40,138
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,862	3,646
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	17,789	13,985
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	4,802
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 3-A-1, 6.50% 2036	24,745	15,370
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	28,827	28,154
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	9,805
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	34,320
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	4,717
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	17,390	10,764
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[5]	14,535	12,405
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	752	748
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[5]	18,000	15,101
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	31,830
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	2,324	2,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.856% 2035[5,6]	5,050	4,407
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,683
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[5]	5,000	3,577
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,850
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,920	6,290
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	25,016
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	11,666
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 2043[5]	7,200	5,607
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 2043[5]	16,830	11,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	15,000	12,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	18,000	14,190
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	35,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	15,663
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	7,857	6,214
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	27,507	23,397
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	22,111	19,234
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	9,517	8,594
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,899	4,616
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,145	3,306
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,731	12,562
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,654	4,245
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,931	1,362
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	11,792	9,228
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	5,000	2,703
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	17,762	15,022
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	14,149	12,778
Countrywide Alternative Loan Trust, Series 2006-7CB, Class 1-A-13, 6.00% 2036	5,000	2,118
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	28,656
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,007	7,993
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.934% 2047[5]	70,979	39,372
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	19,558	18,777
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	102	95
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	27,126	23,994
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	36,538	30,266
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,412	816
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	113	78
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,086
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.784% 2035[5]	14,035	8,457
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.953% 2036[5]	4,609	2,636
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.242% 2036[5]	3,690	2,433
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	56,455	31,906
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	40,418	32,291
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	40,629	25,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[5]	10,204	6,885
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.639% 2036[5]	14,921	9,845
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.895% 2036[5]	12,254	8,195
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.898% 2036[5]	18,858	12,848
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[5]	44,561	26,886
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	48,331	27,280
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.888% 2037[5]	49,745	31,180
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.915% 2037[5]	22,270	13,062
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.994% 2047[5]	57,014	35,917
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	10,087	8,203
Government National Mortgage Assn. 6.00% 2035	4,417	4,418
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	12,345	9,434
Government National Mortgage Assn. 6.00% 2038	99,614	99,630
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[1]	20,440	20,727
Government National Mortgage Assn. 5.777% 2058[1]	14,250	14,803
Government National Mortgage Assn. 5.75% 2058[1]	269	275
Government National Mortage Assn. 5.998% 2058	5,750	5,854
Government National Mortgage Assn., Series 2003, 6.115% 2058[1,5]	1,424	1,456
Government National Mortgage Assn. 6.22% 2058[1]	3,102	3,227
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	15,812	14,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.847% 2033[5]	2,475	2,278
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.282% 2033[5]	2,341	2,089
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.542% 2034[5]	3,640	3,067
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.063% 2036[5]	4,540	3,396
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[5]	60,261	44,650
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.867% 2037[5]	63,336	38,689
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.867% 2037[5]	68,971	45,314
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.884% 2033[5]	4,890	4,398
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.048% 2034[5]	5,382	3,966
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.705% 2034[5]	3,477	2,394
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.085% 2034[5]	3,065	2,160
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	11,797	10,700
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.569% 2035[5]	30,690	19,032
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[5]	22,644	17,788
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.928% 2047[5]	39,731	26,123
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.089% 2047[5]	84,180	57,266
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	13,134
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	35,800	21,857
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	46,699	41,298
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	42,693	28,371
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,195	6,421
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	13,262	12,116
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	45,667	37,654
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.207% 2035[5]	10,000	7,860
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.63% 2036[5]	11,979	9,458
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[5]	26,778	20,610
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[5]	16,323	14,347
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	4,985	4,238
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.562% 2035[5]	32,566	18,646
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	19,790	14,943
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.905% 2036[5]	10,989	6,262
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.971% 2036[5]	26,366	16,075
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.624% 2037[5]	26,457	17,167
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	20,579	19,626
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,765	8,577
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,516	8,366
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	25,040	24,765
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	19,073
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[5]	4,955	4,167
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	29,231	27,999
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	20,519	19,752
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	691	539
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,523	1,234
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,523	5,916
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	7,729	6,578
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,078	6,123
MASTR Alternative Loan Trust, Series 2006-2, Class 2-A-3, 3.609% 2036[5]	16,580	8,886
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	6,538	6,453
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	11,796
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	20,000	18,744
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	30,000	24,055
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	14,105
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.966% 2033[5]	2,414	1,838
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.455% 2034[5]	4,619	2,972
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.954% 2034[5]	7,327	5,622
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.034% 2034[5]	6,093	4,701
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	32,024
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.743% 2035[5]	28,938	18,830
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.785% 2036[5]	4,631	3,155
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[5]	7,040	4,260
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[6]	32,500	30,879
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,6]	34,000	30,190
ChaseFlex Trust, Series 2007-3, Class 2-A1, 3.559% 2037[5]	40,044	23,452
ChaseFlex Trust, Series 2007-M1, Class 2-F4, 6.35% 2037[5]	59,288	36,661
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	38,742	38,335
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[5]	6,000	5,113
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[5]	17,000	14,940
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[6]	26,000	24,911
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[6]	13,620	12,164
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[6]	20,000	18,187
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,6]	3,380	2,935
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,6]	22,000	20,240
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,6]	17,320	15,047
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[6]	16,500	15,459
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[6]	2,000	1,767
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	26,601	20,087
Residential Asset Securitization Trust, Series 2006-A6, Class 1-A-11, 3.659% 2036[5]	17,692	11,853
Residential Asset Securitization Trust, Series 2007-A6, Class 1-A-2, 6.00% 2037	43,221	18,984
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.783% 2036[5]	58,609	33,598
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.321% 2036[5]	26,188	17,176
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.876% 2037[5]	21,450	14,252
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	14,929	7,670
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	42,688	27,152
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	10,338	10,055
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	24,000	21,181
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	5,000	4,604
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.776% 2042[5]	20,105	13,168
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,749	2,758
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	21,650
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	12,241	11,873
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	12,494
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.379% 2046[5]	51,523	43,944
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	4,373	4,247
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	4,696
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	38,142	34,264
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.875% 2017[5,6]	12,598	11,666
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.84% 2018[5]	7,914	7,263
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.911% 2019[5,6]	12,482	11,684
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.907% 2033[5]	12,620	11,726
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[6]	27,000	22,785
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[6]	10,000	8,261
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,6]	15,000	10,724
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.111% 2036[5]	67,173	39,476
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	35,000	22,087
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	25,000	15,857
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	8,917	7,744
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	23,196	18,660
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	12,556	11,069
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	14,240	11,184
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[5]	23,138	15,818
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.613% 2037[5]	11,301	7,022
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,536	13,999
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	31,740	19,501
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.787% 2035[5]	16,828	10,846
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.894% 2036[5]	36,203	21,422
Bank of America 5.50% 2012[6]	30,000	29,762
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[5,6]	35,315	29,386
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.165% 2035[5]	17,182	14,648
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[5]	4,000	3,078
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[5]	20,000	11,245
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	6,013	5,805
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	23,157
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,297	7,740
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,156	942
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	29,986	19,825
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	27,832
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,534
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,656
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[5]	5,065	3,877
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	41,024	25,776
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	549	547
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,531	23,883
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[6]	7,750	8,036
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[6]	13,900	14,457
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	35,447	21,684
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	25,000	18,966
Northern Rock PLC 5.625% 2017[6]	20,000	18,201
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,563	2,558
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,161
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[6]	15,000	15,831
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	15,059	13,439
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	15,000	13,250
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.298% 2036[5]	22,347	12,971
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 5.063% 2016[5,6]	8,000	7,718
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,236	5,164
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[6]	10,000	10,703
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	11,080	9,695
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,378	3,056
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.485% 2027[5,6]	1,320	1,318
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	5,928	5,268
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	4,735
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	4,474
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.429% 2037[5]	14,546	8,297
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[5]	12,192	8,000
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 4.363% 2018[5,6]	8,000	7,890
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,776
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,716
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,451	7,362
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	6,437	6,341
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	3,538	3,511
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,677
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.913% 2035[5]	7,472	5,552
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.788% 2046[5]	6,487	4,901
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,704	4,852
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,778	4,622
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,798	4,234
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.844% 2033[5]	3,574	3,546
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.478% 2036[5]	3,467	2,019
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[6]	1,894	1,915
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.193% 2034[5,6]	2,000	1,570
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.433% 2034[5]	313	261
		7,884,759

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.98%
U.S. Treasury 3.875% 2009	50,000	50,707
U.S. Treasury 6.00% 2009	150,000	155,361
U.S. Treasury 2.00% 2010	15,000	15,149
U.S. Treasury 5.75% 2010	20,000	21,544
U.S. Treasury 6.50% 2010	150,000	159,393
U.S. Treasury 5.00% 2011	45,000	49,219
U.S. Treasury 5.00% 2011	20,000	21,626
U.S. Treasury 4.875% 2012	10,000	10,992
U.S. Treasury 3.125% 2013	10,000	10,206
U.S. Treasury 2.00% 2014[1,9]	59,293	54,295
U.S. Treasury 11.75% 2014	50,000	55,074
U.S. Treasury 12.50% 2014	80,000	86,713
U.S. Treasury 13.25% 2014	80,000	84,950
U.S. Treasury Principal Strip 0% 2014	153,505	131,049
U.S. Treasury Principal Strip 0% 2014	108,250	91,438
U.S. Treasury Principal Strip 0% 2014	61,490	51,267
U.S. Treasury Principal Strip 0% 2014	25,000	20,577
U.S. Treasury Principal Strip 0% 2014	4,250	3,592
U.S. Treasury 9.875% 2015	10,000	13,713
U.S. Treasury 11.25% 2015	40,000	56,784
U.S. Treasury 7.50% 2016	250,000	303,223
U.S. Treasury 9.25% 2016	200,000	266,782
U.S. Treasury 4.625% 2017	30,000	31,518
U.S. Treasury 8.875% 2017	10,000	13,245
U.S. Treasury 3.875% 2018	35,000	34,948
U.S. Treasury Principal Strip 0% 2018	11,460	7,306
U.S. Treasury 6.50% 2026	26,000	31,334
U.S. Treasury Principal Strip 0% 2036	35,345	11,214
U.S. Treasury Principal Strip 0% 2037	381,343	116,489
U.S. Treasury Principal Strip 0% 2037	31,102	9,421
U.S. Treasury Principal Strip 0% 2038	36,333	10,820
Fannie Mae 7.125% 2010	195,000	206,926
Fannie Mae 5.00% 2011	100,000	103,889
Fannie Mae 6.00% 2011	120,000	127,189
Fannie Mae 5.25% 2012	100,000	97,960
Fannie Mae 6.125% 2012	65,000	69,985
Fannie Mae 3.625% 2013	10,000	9,829
Freddie Mac 5.75% 2009	50,000	50,585
Freddie Mac 6.625% 2009	20,000	20,623
Freddie Mac 7.00% 2010	20,000	21,047
Freddie Mac 5.875% 2011	100,000	103,083
Freddie Mac 4.50% 2014	20,000	20,138
Freddie Mac 5.00% 2018	11,200	9,929
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	30,000	31,032
Federal Agricultural Mortgage Corp. 5.50% 2011[6]	37,300	38,443
Federal Home Loan Bank 5.625% 2016	74,375	68,988
CoBank ACB 7.875% 2018[6]	18,660	16,605
CoBank ACB 3.419% 2022[5,6]	26,270	19,200
		2,995,400

ASSET-BACKED OBLIGATIONS[8] — 3.15%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	12,108	11,285
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	20,862
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,584
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 4.125% 2014[5]	30,000	23,146
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	48,572
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	25,608
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.59% 2013[5,6]	37,665	31,895
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[6]	86,620	71,028
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.61% 2015[5,6]	30,000	24,600
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	13,621	13,355
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	25,491	24,457
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	42,822
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	17,549
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	20,352
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[6]	413	401
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[6]	1,738	1,679
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[6]	3,088	2,878
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[6]	4,509	4,355
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[6]	7,006	6,778
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[6]	9,072	8,521
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[6]	14,357	13,983
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[6]	25,350	21,793
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[6]	15,000	11,208
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[6]	18,000	15,832
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[6]	21,032	19,149
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	8,454
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,326	11,766
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[5]	5,790	2,933
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	2,205
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[5]	20,000	10,879
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	22,800	10,726
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	57,068	54,261
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 5.21% 2012[5]	10,000	8,913
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 4.96% 2013[5]	6,500	5,752
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	16,500	15,122
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	21,789
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 4.63% 2015[5]	25,000	20,274
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 6.81% 2016[5]	7,000	4,947
Discover Card Execution Note Trust, Series 2008-2, Class A, 5.56% 2012[5]	33,000	31,341
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	47,000	43,600
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	2,002	1,960
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,980	3,798
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	25,824	25,154
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	35,000	33,556
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[6]	15,856	15,564
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[6]	44,000	42,604
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[6]	30,000	29,822
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[6]	5,000	4,587
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[6]	25,000	23,707
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,692	2,688
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	1,392	1,394
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	32,585	32,312
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,123
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[5]	10,000	8,638
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	56,706	46,737
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 4.57% 2012[5]	50,530	45,269
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 4.59% 2014[5]	5,750	4,526
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[5,6]	51,965	47,848
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	14,581	10,983
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.409% 2037[5]	80,000	36,200
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 3.479% 2036[1,5]	23,749	14,556
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 3.499% 2036[1,5]	17,545	10,753
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 3.409% 2037[5]	20,000	16,406
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 3.459% 2037[5]	8,000	3,620
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	3,357	3,150
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	6,147	6,103
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	16,465	16,148
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	17,241
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	33,320
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,001
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	32,149	31,764
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	8,544
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,428
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 4.74% 2012[5]	15,000	12,691
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[6]	10,000	8,303
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 4.71% 2014[5]	3,249	2,818
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	2,732
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[6]	47,641	38,338
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[6]	37,360	30,956
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 3.509% 2036[5]	20,000	10,572
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	19,955
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.409% 2036[1,5]	15,000	9,750
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 3.409% 2036[5]	10,460	5,230
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 3.439% 2037[5]	29,130	13,181
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 3.499% 2035[5]	46,661	27,226
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.919% 2035[5]	20,000	14,961
Home Equity Asset Trust, Series 2006-8, Class 2-A-3, 3.419% 2037[5]	24,000	11,832
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 3.379% 2037[5]	9,000	7,928
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 3.419% 2036[5]	22,478	18,017
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[5]	23,000	16,068
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	9,618	9,425
Chase Issuance Trust, Series 2007-A9, Class A, 4.59% 2014[5]	30,000	24,962
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 3.349% 2036[5]	12,658	10,714
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.319% 2037[5]	16,146	13,923
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	24,098
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	24,030
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 4.408% 2013[5]	29,000	23,200
Structured Asset Securities Corp., Series 2002-23XS, Class A7, 6.08% 2032[5]	5,545	4,827
Structured Asset Securities Corp., Series 2005-S6, Class A2, 3.549% 2035[5]	9,702	5,791
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.559% 2035[5,6]	17,609	12,380
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	22,485
American Express Credit Account Master Trust, Series 2008-1, Class A, 5.01% 2013[5]	25,000	22,438
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	22,380
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.759% 2034[1,5]	10,480	7,626
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 3.409% 2036[5]	17,000	13,592
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[5]	17,000	14,514
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	6,678
BA Credit Card Trust, Series 2008-1, Class A-1, 5.14% 2013[5,6]	23,000	21,023
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.399% 2037[5]	10,000	5,489
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.409% 2037[5]	5,000	3,939
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 3.419% 2046[5]	15,000	11,250
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	20,039
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	20,000	10,196
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	20,000	9,810
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	47,980	11,315
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	30,918	7,973
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	18,292
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	18,031
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[6]	4,483	4,298
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[6]	13,560	12,799
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	16,728	16,272
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	18,000	16,096
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013[1]	6,711	6,719
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[1]	9,000	8,552
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	14,981
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 3.549% 2035[5]	5,000	3,311
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 3.419% 2037[5]	25,000	11,313
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 4.88% 2034[5]	20,369	14,495
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[6]	15,000	13,896
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 5.56% 2013[5]	15,000	13,798
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[6]	15,150	13,492
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.439% 2036[5]	21,500	13,050
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	4,489
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	4,961
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 3.359% 2036[5]	3,697	3,270
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	11,723
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	11,419
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 3.419% 2036[5]	17,155	10,702
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	8,266	6,158
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	4,300
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[5,6]	14,610	9,445
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	10,000	9,423
FFMLT Trust, Series 2006-FF4, Class A-2, 3.449% 2036[5]	10,316	9,106
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 4.82% 2013[5]	5,150	4,600
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.16% 2013[5]	5,000	4,230
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 3.389% 2037[5]	15,000	8,438
NovaStar Mortgage Funding Trust, Series 2007-1, Class A-2C, 3.439% 2037[5]	17,000	8,152
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,528	7,502
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	4,130	4,249
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,643
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[5]	16,901	6,619
BNC Mortgage Loan Trust, Series 2006-2, Class A4, 3.419% 2036[5]	10,000	6,108
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[6]	6,241	5,101
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	5,055
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 4.71% 2037[5]	14,382	4,995
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[6]	5,725	4,958
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	4,545
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 3.489% 2037[5]	9,000	4,194
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,803	3,858
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.659% 2019[1,5,6]	4,593	3,720
SACO I Trust, Series 2006-12, Class I-A, 3.399% 2036[5]	12,828	2,392
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	2,379	2,359
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.059% 2034[5]	1,801	1,272
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.159% 2034[5]	1,424	709
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,969	1,851
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,214	1,205
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,145
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.679% 2033[5]	130	84
		2,373,188

FINANCIALS — 2.97%
J.P. Morgan Chase & Co. 6.75% 2011	13,000	12,916
JPMorgan Chase & Co. 4.891% 2015[5]	45,000	44,737
JPMorgan Chase Bank NA 6.00% 2017	36,750	32,224
Bear Stearns Companies Inc. 7.25% 2018	10,000	9,430
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	21,070
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	15,000	10,498
Countrywide Home Loans, Inc., Series M, 4.125% 2009	4,779	4,584
Countrywide Home Loans, Inc., Series K, 5.625% 2009	9,149	8,857
BankAmerica Corp. 5.875% 2009	7,500	7,483
Countrywide Home Loans, Inc., Series H, 6.25% 2009	4,490	4,400
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,404
Bank of America Corp. 7.125% 2011	1,750	1,717
Countrywide Financial Corp., Series B, 5.80% 2012	75,740	70,491
Bank of America Corp. 5.30% 2017	23,295	19,660
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	36,000	32,479
Merrill Lynch & Co., Inc. 6.875% 2018	58,100	51,690
Monumental Global Funding 5.50% 2013[6]	36,350	34,498
Monumental Global Funding III 4.953% 2014[5,6]	24,860	16,697
Monumental Global Funding III 5.25% 2014[6]	24,000	21,771
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[5,6]	76,100	71,153
SLM Corp., Series A, 4.00% 2009	10,000	9,532
SLM Corp., Series A, 6.80% 2009[5]	10,000	8,347
SLM Corp., Series A, 4.50% 2010	21,000	16,442
SLM Corp., Series A, 5.40% 2011	20,000	14,177
SLM Corp., Series A, 5.375% 2013	26,594	16,979
SLM Corp., Series A, 5.05% 2014	5,885	3,319
SLM Corp., Series A, 5.00% 2015	4,115	2,319
Citigroup Inc. 4.125% 2010	11,000	10,572
Citigroup Inc. 4.625% 2010	10,000	9,630
Citigroup Inc. 6.50% 2013	29,250	27,756
Citigroup Inc. 6.125% 2017	4,775	4,112
Citigroup Capital XXI 8.30% 2077[5]	13,900	9,561
Simon Property Group, LP 3.75% 2009	3,000	2,963
Simon Property Group, LP 4.875% 2010	5,000	4,679
Simon Property Group, LP 4.875% 2010	2,500	2,290
Simon Property Group, LP 5.375% 2011	2,000	1,792
Simon Property Group, LP 5.60% 2011	14,750	13,116
Simon Property Group, LP 5.00% 2012	20,000	16,995
Simon Property Group, LP 5.75% 2012	15,650	13,510
Simon Property Group, LP 6.125% 2018	8,665	6,180
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,778
Developers Diversified Realty Corp. 4.625% 2010	13,250	11,661
Developers Diversified Realty Corp. 5.00% 2010	22,500	20,536
Developers Diversified Realty Corp. 5.375% 2012	16,010	11,978
Developers Diversified Realty Corp. 5.50% 2015	2,515	1,647
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,104
American Express Centurion Bank 5.55% 2012	20,000	16,749
American Express Co. 6.15% 2017	32,330	23,170
American Express Co. 8.15% 2038	2,500	1,963
American Express Co. 6.80% 2066[5]	18,835	10,499
CIT Group Inc. 2.925% 2009[5]	1,802	1,548
CIT Group Inc. 5.20% 2010	20,000	12,349
CIT Group Inc. 5.60% 2011	15,000	8,635
CIT Group Inc. 3.054% 2012[5]	23,920	12,711
CIT Group Inc. 7.75% 2012	3,002	1,642
CIT Group Inc. 5.40% 2013	4,915	2,594
CIT Group Inc. 5.125% 2014	2,715	1,365
CIT Group Inc. 5.65% 2017	11,773	5,632
CIT Group Inc. 5.80% 2036	6,835	2,787
CIT Group Inc. 6.10% 2067[5]	38,720	6,571
CNA Financial Corp. 6.60% 2008	4,000	3,983
CNA Financial Corp. 6.00% 2011	20,000	18,550
CNA Financial Corp. 5.85% 2014	42,000	31,324
UniCredito Italiano SpA 5.584% 2017[5,6]	32,900	29,685
UniCredito Italiano SpA 6.00% 2017[6]	20,800	16,057
HVB Funding Trust I 8.741% 2031[6]	2,305	1,106
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	6,803
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[6]	6,000	5,988
Prudential Financial, Inc., Series D, 5.10% 2011	9,785	8,679
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	7,730
Prudential Financial, Inc., Series B, 4.75% 2014	8,873	6,884
Prudential Holdings, LLC, Series C, 8.695% 2023[6,8]	15,000	12,951
Prudential Financial, Inc. 8.875% 2068[5]	20,000	11,060
International Lease Finance Corp. 6.375% 2009	15,000	13,670
International Lease Finance Corp. 5.00% 2010	4,560	3,384
International Lease Finance Corp. 5.00% 2012	10,000	6,415
International Lease Finance Corp., Series R, 5.40% 2012	4,000	2,619
American General Finance Corp., Series J, 6.50% 2017	16,750	5,912
American General Finance Corp., Series J, 6.90% 2017	28,800	10,435
American International Group, Inc., Series G, 5.85% 2018	4,100	1,490
American International Group, Inc. 8.25% 2018[6]	10,000	4,124
American International Group, Inc. 8.175% 2058[5,6]	9,075	1,451
American International Group, Inc., Series A-1, 6.25% 2087[5]	2,500	337
Liberty Mutual Group Inc. 5.75% 2014[6]	10,000	8,596
Liberty Mutual Group Inc. 6.50% 2035[6]	11,200	7,141
Liberty Mutual Group Inc. 7.50% 2036[6]	38,050	23,957
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	6,720	3,319
Liberty Mutual Group Inc., Series C, 10.75% 2088[5,6]	11,330	5,956
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[6]	31,500	29,872
Westfield Group 5.40% 2012[6]	5,000	4,362
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	14,900	11,946
Westfield Group 5.70% 2016[6]	1,695	1,260
Goldman Sachs Group, Inc. 6.25% 2017	8,000	6,696
Goldman Sachs Group, Inc. 6.15% 2018	45,000	37,341
Plum Creek Timberlands, LP 5.875% 2015	51,000	43,063
ERP Operating LP 4.75% 2009	6,360	6,258
ERP Operating LP 6.95% 2011	11,200	10,540
ERP Operating LP 5.50% 2012	2,500	2,115
ERP Operating LP 6.625% 2012	8,000	7,278
ERP Operating LP 6.584% 2015	11,080	9,450
ERP Operating LP 5.75% 2017	6,770	4,620
Capital One Financial Corp. 5.70% 2011	15,000	13,209
Capital One Financial Corp. 4.80% 2012	2,750	2,319
Capital One Bank 6.50% 2013	13,477	11,442
Capital One Capital III 7.686% 2036[5]	25,625	12,213
Wells Fargo Bank, National Assn. 4.75% 2015	40,360	35,571
Charles Schwab Corp., Series A, 6.375% 2017	26,750	23,960
Schwab Capital Trust I 7.50% 2037[5]	15,200	10,576
Hospitality Properties Trust 6.85% 2012	3,600	3,339
Hospitality Properties Trust 6.75% 2013	18,925	16,821
Hospitality Properties Trust 5.125% 2015	5,175	3,788
Hospitality Properties Trust 6.30% 2016	1,150	848
Hospitality Properties Trust 6.70% 2018	12,800	9,389
ProLogis 5.25% 2010	32,000	20,880
ProLogis 5.75% 2016	3,920	2,078
ProLogis 6.625% 2018	17,430	10,047
New York Life Global Funding 4.625% 2010[6]	5,000	4,966
New York Life Global Funding 5.25% 2012[6]	25,000	23,915
New York Life Global Funding 4.65% 2013[6]	4,000	3,753
Lincoln National Corp. 5.65% 2012	10,500	9,938
Lincoln National Corp. 7.00% 2066[5]	45,510	21,414
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	3,815
Hartford Life Insurance Co. 4.853% 2012[5]	2,500	1,983
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,172
Hartford Financial Services Group, Inc. 6.30% 2018	1,750	1,249
Glen Meadow Pass-Through Trust 6.505% 2067[5,6]	27,500	17,222
Hartford Financial Services Group, Inc. 8.125% 2068[5]	11,250	5,622
Sovereign Bancorp, Inc. 3.44% 2010[5]	4,150	3,757
Independence Community Bank 3.75% 2014[5]	4,000	3,078
Sovereign Bancorp, Inc. 8.75% 2018[1]	26,500	22,583
ACE INA Holdings Inc. 5.875% 2014	7,500	6,888
ACE INA Holdings Inc. 5.70% 2017	3,825	3,106
ACE INA Holdings Inc. 5.80% 2018	11,000	8,847
ACE Capital Trust II 9.70% 2030	12,210	9,667
SunTrust Banks, Inc. 6.00% 2017	5,640	4,683
SunTrust Banks, Inc. 7.25% 2018	28,100	23,560
Genworth Financial, Inc. 4.75% 2009	13,795	11,403
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	13,024
Genworth Financial, Inc. 6.15% 2066[5]	15,130	3,541
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[7]	3,215	434
Lehman Brothers Holdings Inc., Series H, 2.877% 2009[5,7]	8,335	1,021
Lehman Brothers Holdings Inc., Series I, 2.951% 2010[5,7]	10,000	1,225
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[7]	1,090	147
Lehman Brothers Holdings Inc. 7.875% 2010[7]	235	32
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[5,7]	13,805	1,691
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[7]	60,920	8,224
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[7]	79,960	10,795
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[7]	3,660	494
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[7]	14,465	1,953
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5,7]	10,000	5
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	24,670
Santander Issuances, SA Unipersonal 3.564% 2016[5,6]	7,600	6,921
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	19,100	17,392
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	14,500	13,116
Allstate Corp., Series B, 6.125% 2067[5]	20,000	11,195
Société Générale 5.75% 2016[6]	31,625	24,043
Household Finance Corp. 4.125% 2008	6,000	5,963
HSBC Holdings PLC 6.50% 2037	22,350	17,672
iStar Financial, Inc. 3.369% 2009[5]	1,050	600
iStar Financial, Inc. 5.375% 2010	14,536	7,052
iStar Financial, Inc. 6.00% 2010	15,467	6,885
iStar Financial, Inc., Series B, 5.125% 2011	12,820	5,387
iStar Financial, Inc. 6.50% 2013	950	361
Metropolitan Life Global Funding I, 5.125% 2013[6]	4,305	3,852
MetLife, Inc. 5.50% 2014	1,000	881
MetLife, Inc. 5.00% 2015	2,500	2,085
MetLife Capital Trust X 9.25% 2068[5,6]	21,500	13,405
Wachovia Bank NA 4.80% 2014	22,972	19,308
PNC Bank NA 6.875% 2018	5,200	4,802
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	6,461
PNC Financial Services Group, Inc., Series K, 8.25% (undated)[5]	9,002	7,430
Berkshire Hathaway Finance Corp. 4.60% 2013[6]	12,000	11,618
Berkshire Hathaway Finance Corp. 5.00% 2013[6]	5,125	4,885
Ford Motor Credit Co. 7.875% 2010	10,000	6,721
Ford Motor Credit Co. 7.375% 2011	15,000	9,338
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	15,819
Lazard Group LLC 7.125% 2015	19,325	15,219
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	26,685	15,044
General Motors Acceptance Corp. 6.875% 2011	10,000	5,860
General Motors Acceptance Corp. 7.25% 2011	14,805	9,115
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	3,014
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	11,896
Brandywine Operating Partnership, LP 5.75% 2012	15,030	12,045
Brandywine Operating Partnership, LP 5.40% 2014	3,955	2,717
HBOS PLC 6.75% 2018[6]	17,350	13,026
HBOS PLC 6.00% 2033[6]	625	342
HBOS PLC 5.375% (undated)[5,6]	2,615	1,302
Northern Trust Corp. 5.50% 2013	5,450	5,395
Northern Trust Co. 5.85% 2017[6]	10,150	9,187
Principal Life Global Funding I 4.40% 2010[6]	10,000	9,697
Principal Life Insurance Co. 6.25% 2012[6]	5,000	4,885
Zions Bancorporation 5.50% 2015	10,000	6,695
Zions Bancorporation 6.00% 2015	11,585	7,758
Fifth Third Capital Trust IV 6.50% 2067[5]	33,000	13,736
Standard Chartered Bank 6.40% 2017[6]	18,200	13,130
ORIX Corp. 5.48% 2011	14,250	12,590
State Street Capital Trust IV 3.819% 2077[5]	18,750	12,058
Nationwide Financial Services, Inc. 6.75% 2067[5]	20,500	11,035
Kimco Realty Corp. 6.00% 2012	4,062	3,376
Kimco Realty Corp., Series C, 5.783% 2016	5,450	3,896
Kimco Realty Corp. 5.70% 2017	2,000	1,429
Capmark Financial Group Inc. 5.875% 2012	9,138	2,285
Capmark Financial Group Inc. 6.30% 2017	26,751	5,939
Chubb Corp. 6.375% 2067[5]	12,500	7,994
XL Capital Ltd. 5.25% 2014	10,000	6,649
Twin Reefs Asset Trust (XLFA), Series B, 5.294% 2079[5,6]	5,500	557
KeyBank NA 5.50% 2012	7,200	6,114
TuranAlem Finance BV 8.00% 2014	5,515	2,013
TuranAlem Finance BV, Series 8, 8.25% 2037	9,485	3,841
Morgan Stanley, Series F, 6.625% 2018	7,000	5,833
Boston Properties LP 6.25% 2013	6,500	5,711
Principal Life Insurance Co. 5.30% 2013	5,000	4,592
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	4,519
Jackson National Life Global 5.375% 2013[6]	5,000	4,452
Northern Rock PLC 5.60% (undated)[5,6]	5,095	1,962
Northern Rock PLC 6.594% (undated)[5,6]	5,635	2,169
ING Security Life Institutional Funding 4.943% 2010[5,6]	4,000	4,020
Catlin Insurance Ltd. 7.249% (undated)[5,6]	13,000	3,225
TIAA Global Markets 4.95% 2013[6]	3,225	3,026
Assurant, Inc. 5.625% 2014	2,765	2,522
Barclays Bank PLC 6.05% 2017[6]	2,510	1,896
Korea Development Bank 5.30% 2013[1]	1,965	1,747
Rouse Co. 7.20% 2012	3,700	1,295
North Front Pass Through Trust 5.81% 2024[5,6]	1,165	1,084
Federal Realty Investment Trust 8.75% 2009	1,000	1,010
Washington Mutual Bank, FA, Series 11, 6.875% 2011[7]	15,460	155
Washington Mutual Bank, FA 5.50% 2013	9,644	96
Washington Mutual, Inc. 5.95% 2013[7]	5,850	58
Washington Mutual Bank, FA, Series 16, 5.125% 2015[7]	45,331	453
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,5,6,7]	51,500	15
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,5,6,7]	8,700	3
Downey Financial Corp. 6.50% 2014	2,565	196
Shinhan Bank 6.819% 2036[5]	300	145
		2,238,928

ENERGY — 1.00%
Enterprise Products Operating LP, Series B, 4.625% 2009	18,395	17,610
Enterprise Products Operating LP 4.95% 2010	25,650	24,412
Enterprise Products Operating LP 7.50% 2011	29,555	29,229
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	6,740
Enterprise Products Partners LP 5.60% 2014	18,100	15,187
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,518
Enterprise Products Operating LLC 6.50% 2019	8,500	6,898
Enterprise Products Operating LP 6.875% 2033	10,000	7,181
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	9,302
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	18,969
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	16,681
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	32,407
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	10,203
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	11,029
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[6]	12,000	11,701
Williams Companies, Inc. 5.883% 2010[5,6]	5,000	4,919
Williams Companies, Inc. 6.375% 2010[6]	12,000	10,685
Williams Companies, Inc. 7.125% 2011	10,000	9,005
Williams Companies, Inc. 8.125% 2012	16,300	14,914
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	7,770
Williams Companies, Inc. 7.875% 2021	39,000	32,235
Rockies Express Pipeline LLC 5.10% 2009[5,6]	33,950	33,974
Rockies Express Pipeline LLC 6.25% 2013[6]	45,485	43,703
TransCanada PipeLines Ltd. 6.50% 2018	29,900	25,173
TransCanada PipeLines Ltd. 6.35% 2067[5]	45,750	31,805
Devon Financing Corp., ULC 6.875% 2011	50,960	50,645
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,113
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	35,040
Enbridge Energy Partners, LP 8.05% 2067[5]	17,355	10,618
Enbridge Inc. 5.80% 2014	33,500	29,338
Enbridge Inc. 4.90% 2015	11,310	9,077
Enbridge Inc. 5.60% 2017	10,190	8,198
Gaz Capital SA 6.51% 2022[6]	67,365	39,240
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6,8]	1,765	1,743
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	278	275
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6,8]	27,650	24,168
Marathon Oil Corp. 6.00% 2017	14,500	11,569
Marathon Oil Corp. 5.90% 2018	10,000	7,770
Pemex Finance Ltd. 8.875% 2010[8]	7,456	7,857
Pemex Project Funding Master Trust 5.75% 2018[6]	12,750	10,009
Sunoco, Inc. 6.75% 2011	7,500	7,930
Sunoco, Inc. 4.875% 2014	9,250	7,250
Canadian Natural Resources Ltd. 5.70% 2017[1]	13,500	10,908
Duke Capital Corp. 7.50% 2009	10,000	10,017
Transocean Inc. 5.25% 2013	9,500	8,659
Transocean Inc. 6.00% 2018	600	514
Gulfstream Natural Gas 5.56% 2015[6]	10,000	8,308
Southern Natural Gas Co. 5.90% 2017[6]	7,460	5,791
El Paso Natural Gas Co. 5.95% 2017	2,000	1,557
Phillips Petroleum Co. 8.75% 2010	6,000	6,252
Energy Transfer Partners, LP 5.95% 2015	5,930	4,952
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	3,981
Husky Energy Inc. 6.20% 2017	2,500	2,018
Husky Energy Inc. 6.80% 2037	1,000	683
		760,730

CONSUMER DISCRETIONARY — 0.98%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	17,856
Comcast Corp. 5.45% 2010	9,500	9,126
Comcast Cable Communications, Inc. 6.75% 2011	37,140	36,501
Comcast Cable Communications, Inc. 7.125% 2013	16,450	15,664
Tele-Communications, Inc. 7.875% 2013	10,000	9,739
Comcast Corp. 5.85% 2015	31,000	26,633
Comcast Corp. 6.30% 2017	10,000	8,656
Comcast Corp. 5.70% 2018	20,875	17,279
Comcast Corp. 6.40% 2038	11,810	9,058
Time Warner Inc. 3.034% 2009[5]	18,000	16,925
Time Warner Inc. 5.50% 2011	10,000	8,850
AOL Time Warner Inc. 6.75% 2011	5,000	4,655
AOL Time Warner Inc. 6.875% 2012	13,000	11,690
Time Warner Companies, Inc. 9.125% 2013	10,000	9,614
Time Warner Inc. 5.875% 2016	46,600	37,352
Time Warner Companies, Inc. 7.25% 2017	2,500	2,118
AOL Time Warner Inc. 7.625% 2031	5,000	4,007
Time Warner Inc. 6.50% 2036	17,300	12,328
Marriott International, Inc., Series J, 5.625% 2013	49,250	36,878
Marriott International, Inc., Series I, 6.375% 2017	16,750	11,555
Federated Department Stores, Inc. 6.30% 2009	5,000	4,861
Federated Retail Holdings, Inc. 5.35% 2012	6,896	5,198
Macy’s Retail Holdings, Inc. 7.875% 2015	10,560	7,957
Federated Retail Holdings, Inc. 5.90% 2016	46,234	27,968
Target Corp. 5.125% 2013	18,400	16,832
Target Corp. 6.00% 2018	35,000	28,990
Thomson Corp. 6.20% 2012	14,000	13,189
Thomson Reuters Corp. 5.95% 2013	17,620	16,001
Thomson Reuters Corp. 6.50% 2018	11,780	9,921
J.C. Penney Co., Inc. 8.00% 2010	32,939	31,344
J.C. Penney Co., Inc. 9.00% 2012	8,480	7,642
Walt Disney Co. 4.705% 2010[5]	5,000	4,840
Walt Disney Co. 5.70% 2011	4,000	4,022
Walt Disney Co. 4.70% 2012	25,000	23,931
Walt Disney Co. 5.625% 2016	6,000	5,553
News America Holdings Inc. 9.25% 2013	5,200	5,274
News America Inc. 5.30% 2014	5,000	4,369
News America Holdings Inc. 8.00% 2016	2,000	1,909
News America Inc. 7.25% 2018	4,250	3,672
News America Holdings Inc. 8.25% 2018	10,000	8,841
News America Inc. 6.65% 2037	12,600	10,008
Viacom Inc. 5.75% 2011	13,500	12,084
Viacom Inc. 6.25% 2016	26,000	20,995
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	2,785
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	8,838
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,550	2,845
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	13,433
McGraw-Hill Companies, Inc. 5.90% 2017	28,000	22,044
Gap, Inc. 10.05% 2008[5]	19,460	19,411
Cox Communications, Inc. 4.625% 2010	7,666	7,350
Cox Communications, Inc. 7.125% 2012	7,335	7,011
Cox Communications, Inc. 4.625% 2013	5,495	4,656
Time Warner Cable Inc. 5.40% 2012	8,000	7,177
Time Warner Cable Inc. 6.20% 2013	6,000	5,479
Time Warner Cable Inc. 6.75% 2018	2,615	2,247
MDC Holdings, Inc. 5.375% 2014	15,000	14,106
Wyndham Worldwide Corp. 6.00% 2016	12,535	8,238
Ryland Group, Inc. 5.375% 2015	12,000	7,260
Kohl’s Corp. 6.30% 2011	1,200	1,148
Kohl’s Corp. 7.375% 2011	5,555	5,376
Home Depot, Inc. 2.944% 2009[5]	6,655	6,063
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,623
Harrah’s Operating Co., Inc. 5.50% 2010	3,225	1,697
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	1,650
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	1,625
Limited Brands, Inc. 6.90% 2017	5,400	3,314
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	59
		741,320

HEALTH CARE — 0.95%
UnitedHealth Group Inc. 4.125% 2009	20,165	20,058
UnitedHealth Group Inc. 3.384% 2010[5]	32,350	29,917
UnitedHealth Group Inc. 5.25% 2011	1,585	1,531
UnitedHealth Group Inc. 4.875% 2013	22,200	20,732
UnitedHealth Group Inc. 4.875% 2013	18,400	17,153
UnitedHealth Group Inc. 5.375% 2016	30,650	23,127
UnitedHealth Group 6.00% 2017	20,000	16,242
Cardinal Health, Inc. 6.75% 2011	100,250	96,899
Cardinal Health, Inc. 5.85% 2017	10,000	8,092
WellPoint, Inc. 5.00% 2011	37,000	36,503
WellPoint, Inc. 5.875% 2017	56,000	45,850
WellPoint, Inc. 6.375% 2037	11,000	7,891
Hospira, Inc. 4.95% 2009	48,950	48,565
Hospira, Inc. 4.242% 2010[5]	7,120	6,935
Hospira, Inc. 5.55% 2012	20,000	18,179
Hospira, Inc. 5.90% 2014	5,860	5,240
Hospira, Inc. 6.05% 2017	4,315	3,630
Schering-Plough Corp. 6.00% 2017	70,000	61,597
Coventry Health Care, Inc. 5.875% 2012	9,000	7,292
Coventry Health Care, Inc. 6.30% 2014	8,750	6,162
Coventry Health Care, Inc. 6.125% 2015	6,500	4,460
Coventry Health Care, Inc. 5.95% 2017	53,280	34,426
AstraZeneca PLC 5.40% 2012	38,000	37,423
AstraZeneca PLC 5.40% 2014	9,000	8,556
Biogen Idec Inc. 6.00% 2013	40,000	39,853
Humana Inc. 6.45% 2016	39,525	30,105
Humana Inc. 6.30% 2018	10,335	7,697
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	18,989
Abbott Laboratories 5.875% 2016	12,907	12,351
Aetna Inc. 5.75% 2011	12,500	11,745
Boston Scientific Corp. 6.00% 2011	11,875	10,688
Boston Scientific Corp. 6.40% 2016	1,000	830
Amgen Inc. 4.00% 2009	10,000	9,852
Universal Health Services, Inc. 7.125% 2016	6,820	6,523
		715,093

UTILITIES — 0.81%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,000	57,867
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	19,234
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	13,000	13,078
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	11,782
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,194
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	9,421
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	7,057
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	14,469
Scottish Power PLC 4.91% 2010	30,000	29,489
Scottish Power PLC 5.375% 2015	25,000	20,992
Cilcorp Inc. 8.70% 2009	17,025	18,089
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	6,675
Illinois Power Co. 6.125% 2017	15,000	12,205
Cilcorp Inc. 9.375% 2029	5,000	6,175
Consumers Energy Co., Series O, 5.00% 2012	5,200	4,800
Consumers Energy Co. First Mortgage Bonds 5.15% 2017[1]	11,500	9,327
Consumers Energy Co. 5.65% 2018	11,400	9,026
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	19,884
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,730
Ohio Power Co., Series J, 5.30% 2010	18,000	17,577
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,695
MidAmerican Energy Co. 5.125% 2013	1,500	1,392
MidAmerican Energy Co. 5.95% 2017	20,000	17,511
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	5,260
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	8,381
Exelon Corp. 4.45% 2010	10,000	9,476
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	3,745
Exelon Generation Co., LLC 6.95% 2011	17,600	16,719
PSEG Power LLC 3.75% 2009	10,000	9,833
PSEG Power LLC 7.75% 2011	15,000	14,806
Public Service Electric and Gas Co., Series E, 5.30% 2018	5,000	4,126
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[6]	30,000	25,155
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	18,666
Jersey Central Power & Light Co. 5.625% 2016	3,550	2,944
Pennsylvania Electric Co. 6.05% 2017	3,000	2,499
National Grid PLC 6.30% 2016	28,225	23,747
Alabama Power Co., Series R, 4.70% 2010	1,750	1,740
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	20,205
Oncor Electric Delivery Co. 5.95% 2013[6]	23,500	21,562
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,726
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	5,788
Public Service Co. of Colorado 5.80% 2018	9,850	8,987
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	16,026
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	3,326
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,088
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	2,945
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,461
HKCG Finance Ltd. 6.25% 2018	14,000	12,129
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,539
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,508
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,435
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,199
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	953
		606,643

TELECOMMUNICATION SERVICES — 0.77%
SBC Communications Inc. 6.25% 2011	35,000	34,476
AT&T Wireless Services, Inc. 7.875% 2011	76,700	76,578
SBC Communications Inc. 5.875% 2012	10,000	9,601
AT&T Inc. 4.95% 2013	7,500	6,950
SBC Communications Inc. 5.10% 2014	4,250	3,716
AT&T Inc. 5.50% 2018	35,535	30,245
AT&T Inc. 5.60% 2018	1,420	1,214
AT&T Corp. 8.00% 2031[5]	17,000	15,726
AT&T Inc. 6.30% 2038	2,980	2,360
Verizon Global Funding Corp. 7.375% 2012	7,000	6,859
Verizon Communications Inc. 4.35% 2013	5,000	4,459
Verizon Communications Inc. 5.25% 2013	23,500	21,620
Verizon Communications Inc. 5.50% 2017	20,000	17,082
Verizon Communications Inc. 5.50% 2018	9,400	7,903
Verizon Communications Inc. 6.10% 2018	11,745	10,279
Verizon Communications Inc. 8.75% 2018[1]	10,000	10,235
Verizon Communications Inc. 8.95% 2039[1]	3,000	3,070
Telecom Italia Capital SA 4.00% 2010	10,880	9,807
Telecom Italia Capital SA, Series B, 5.25% 2013	50,200	38,143
Telecom Italia Capital SA 6.999% 2018	21,500	15,609
Telecom Italia Capital SA 7.20% 2036	11,370	7,531
Telecom Italia Capital SA 7.721% 2038	9,000	6,138
British Telecommunications PLC 8.625% 2010[5]	4,200	4,152
British Telecommunications PLC 5.15% 2013	50,000	45,961
British Telecommunications PLC 5.95% 2018	2,015	1,598
British Telecommunications PLC 9.125% 2030[5]	7,400	6,716
Sprint Capital Corp. 6.375% 2009	3,670	3,533
Nextel Communications, Inc., Series E, 6.875% 2013	27,007	15,403
Nextel Communications, Inc., Series F, 5.95% 2014	52,112	28,168
Nextel Communications, Inc., Series D, 7.375% 2015	2,240	1,233
Sprint Capital Corp. 8.75% 2032	110	72
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	20,511
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,645
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[6]	11,900	7,486
Vodafone Group PLC 5.625% 2017	21,450	17,537
Vodafone Group PLC 6.15% 2037	11,000	8,262
Singapore Telecommunications Ltd. 6.375% 2011	9,825	9,803
Singapore Telecommunications Ltd. 6.375% 2011[6]	3,490	3,482
Singapore Telecommunications Ltd. 7.375% 2031[6]	12,600	10,065
Koninklijke KPN NV 8.00% 2010	12,550	12,023
Koninklijke KPN NV 8.375% 2030	11,140	9,058
Telefónica Emisiones, SAU 5.984% 2011	20,000	19,108
France Télécom 7.75% 2011[5]	15,600	15,438
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	2,537
		583,392

INDUSTRIALS — 0.59%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	50,283
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	8,500	7,140
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	4,792	3,451
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	9,514	7,135
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	2,000	1,165
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	13,551	10,570
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	14,772	13,516
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[8]	11,930	9,842
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	39,450	31,980
Caterpillar Inc. 4.50% 2009	17,785	17,696
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,218
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	2,961
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	3,989
Caterpillar Financial Services Corp., Series F, 4.90% 2013	7,000	6,399
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	1,733
Caterpillar Inc. 6.05% 2036	1,600	1,275
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[6,8]	32,808	33,166
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	41,770	30,108
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	3,302	2,477
CSX Corp. 5.75% 2013	15,000	13,523
CSX Corp. 6.25% 2015	15,000	12,841
Waste Management, Inc. 6.50% 2008	6,180	6,185
Waste Management, Inc. 7.375% 2010	20,000	19,109
Waste Management, Inc. 5.00% 2014	890	803
Raytheon Co. 4.85% 2011	16,000	15,538
Raytheon Co. 6.40% 2018	1,580	1,453
Raytheon Co. 6.75% 2018	2,420	2,309
Raytheon Co. 7.00% 2028	4,000	3,635
Canadian National Railway Co. 5.55% 2018	25,000	21,787
Tyco International Group SA 6.125% 2008	13,000	13,000
Tyco International Group SA 6.125% 2009	7,000	6,987
Atlas Copco AB 5.60% 2017[6]	17,290	15,538
John Deere Capital Corp. 4.875% 2009	6,000	6,000
John Deere Capital Corp. 5.10% 2013	1,700	1,589
John Deere Capital Corp., Series D, 5.50% 2017	5,350	4,593
John Deere Capital Corp., Series D, 5.75% 2018	3,000	2,505
Union Pacific Corp. 5.75% 2017	5,405	4,589
Union Pacific Corp. 5.70% 2018	9,870	8,316
Northrop Grumman Systems Corp. 7.125% 2011	12,700	12,817
Hutchison Whampoa International Ltd. 6.50% 2013[6]	11,800	10,298
Lockheed Martin Corp. 4.121% 2013	2,000	1,856
Lockheed Martin Corp. 7.65% 2016	4,000	4,123
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	2,580
General Electric Capital Corp., Series A, 4.80% 2013	6,545	5,888
General Electric Co. 4.50% PINES 2035	1,905	1,420
BNSF Funding Trust I 6.613% 2055[5]	6,700	4,075
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	707	672
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	1,052	1,001
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	3,330	2,006
		446,140

INFORMATION TECHNOLOGY — 0.32%
Hewlett-Packard Co. 4.50% 2013	20,000	18,622
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	53,480	50,535
Electronic Data Systems Corp. 7.45% 2029	5,000	4,132
National Semiconductor Corp. 6.15% 2012	42,620	40,996
National Semiconductor Corp. 6.60% 2017	28,000	24,096
KLA-Tencor Corp. 6.90% 2018	36,875	29,768
Jabil Circuit, Inc. 5.875% 2010	19,185	17,386
Jabil Circuit, Inc. 8.25% 2018	15,500	11,858
Western Union Co. 2.957% 2008[5]	20,000	19,995
Cisco Systems, Inc. 5.25% 2011	14,000	14,019
Sabre Holdings Corp. 8.35% 2016	10,000	4,350
Motorola, Inc. 7.625% 2010	1,590	1,392
		237,149

CONSUMER STAPLES — 0.26%
Kroger Co. 5.00% 2013	11,250	10,154
Kroger Co. 6.40% 2017	48,135	41,949
CVS Caremark Corp. 3.111% 2010[5]	5,000	4,520
CVS Corp. 7.77% 2012[6,8]	2,049	2,011
CVS Corp. 6.117% 2013[6,8]	1,725	1,594
CVS Corp. 5.789% 2026[6,8]	13,167	9,750
CVS Corp. 6.036% 2028[6,8]	4,789	3,799
CVS Caremark Corp. 6.943% 2030[1,6,8]	29,566	22,174
Safeway Inc. 6.35% 2017	30,000	25,976
Wal-Mart Stores, Inc. 4.25% 2013	6,000	5,837
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[8]	16,000	18,447
Delhaize Group 6.50% 2017	28,410	23,101
Tyson Foods, Inc. 7.35% 2016[5]	17,000	12,677
Walgreen Co. 4.875% 2013	10,000	9,780
Tesco PLC 5.50% 2017[6]	9,000	6,983
		198,752

MATERIALS — 0.25%
Rohm and Haas Co. 5.60% 2013	23,970	22,946
Rohm and Haas Co. 6.00% 2017	18,900	16,417
UPM-Kymmene Corp. 5.625% 2014[6]	31,400	22,941
Stora Enso Oyj 6.404% 2016[6]	27,505	21,238
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,967
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	11,913
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,322
ArcelorMittal 5.375% 2013[6]	20,000	16,357
Dow Chemical Co. 5.75% 2008	10,500	10,490
Dow Chemical Co. 5.70% 2018	4,750	3,946
International Paper Co. 7.40% 2014	14,500	12,196
International Paper Co. 7.95% 2018	2,000	1,622
Lafarge 6.15% 2011	11,735	11,124
Lafarge 6.50% 2016	3,250	2,672
Weyerhaeuser Co. 6.75% 2012	9,000	7,751
Weyerhaeuser Co. 7.375% 2032	3,000	2,063
Arbermarle Corp. 5.10% 2015	7,000	5,910
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	11,255	5,291
ICI Wilmington, Inc. 4.375% 2008	4,000	3,999
ICI Wilmington, Inc. 5.625% 2013	500	503
Alcan Inc. 6.45% 2011	1,000	973
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	249
		185,890

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.07%
Russian Federation 7.50% 2030[8]	46,354	39,633
Corporación Andina de Fomento 6.875% 2012	10,000	9,594
		49,227

MUNICIPALS — 0.03%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,130	11,556
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	8,414	7,412
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,638	2,582
		21,550

Total bonds & notes (cost: $23,130,359,000)		20,038,161

Short-term securities — 8.34%

Freddie Mac 1.25%–2.73% due 11/4/2008–4/16/2009	1,519,480	1,514,909
Federal Home Loan Bank 1.25%–3.31% due 11/4/2008–3/17/2009	1,196,900	1,190,930
U.S. Treasury Bills 1.25%–2.1145% due 11/6/2008–2/12/2009	975,900	975,228
Fannie Mae 2.08%–2.60% due 11/5/2008–2/17/2009	702,639	700,908
Pfizer Inc 1.85%–2.22% due 11/6/2008–2/2/2009[6]	242,968	242,279
Wal-Mart Stores Inc. 2.10%–2.11% due 12/16–12/22/2008[6]	206,700	206,148
Merck & Co. Inc. 1.75%–1.80% due 12/10/2008	150,000	149,706
Honeywell International Inc. 2.04%–2.05% due 11/18–11/24/2008[6]	120,000	119,779
Johnson & Johnson 2.00%–2.04% due 11/3–11/4/2008[6]	102,585	102,562
Park Avenue Receivables Co., LLC 2.65% due 11/21/2008[6]	100,000	99,845
Private Export Funding Corp. 2.20%–2.23% due 11/13–12/18/2008[6]	95,709	95,397
United Parcel Service Inc. 2.00%–2.05% due 11/3–12/9/2008[6]	93,350	93,204
E.I. duPont de Nemours and Co. 2.00%–2.20% due 11/7/2008–1/21/2009[6]	75,000	74,796
Bank of America Corp. 3.28% due 12/17/2008	50,000	49,786
Enterprise Funding Corp. 3.00% due 12/4/2008[6]	15,000	14,957
Coca-Cola Co. 2.12% due 11/14/2008[6]	55,500	55,442
IBM International Group Capital LLC 2.30% due 11/3/2008[6]	55,000	54,989
Procter & Gamble International Funding S.C.A. 2.15% due 11/19/2008[6]	54,700	54,604
International Bank for Reconstruction and Development 2.39% due 1/27/2009	51,300	51,044
American Express Credit Corp. 3.00% due 11/14/2008	50,000	49,948
Concentrate Manufacturing Co. of Ireland 1.75% due 11/24/2008[6]	50,000	49,942
Federal Farm Credit Banks 2.12% due 2/12/2009	50,000	49,689
AT&T Inc. 2.23% due 11/13/2008[6]	45,500	45,456
NetJetsInc. 2.03% due 11/7/2008[6]	42,000	41,983
Chevron Funding Corp. 1.60% due 12/9/2008	40,000	39,931
Walt Disney Co. 1.50% due 12/8/2008	37,700	37,640
General Dynamics Corp. 1.75%–2.30% due 12/2/2008–1/16/2009[6]	32,900	32,717
Paccar Financial Corp. 2.20% due 11/13/2008	29,175	29,147
Yale University 2.50% due 11/13/2008	25,000	24,976
Target Corp. 1.75% due 12/10/2008	22,270	22,227
Brown-Forman Corp. 2.55% due 12/10/2008[6]	18,000	17,949

Total short-term securities (cost: $6,285,824,000)		6,288,118

Total investment securities (cost: $94,033,341,000)		75,558,463
Other assets less liabilities		(185,670)

Net assets		$75,372,793

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $26,678,103,000, which represented 35.39% of the net assets of the fund.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%
noncumulative convertible preferred	1/17/2008	$7,500	$15,219	.02%
Macquarie Communications Infrastructure Group	4/23/2007–12/21/2007	22,856	4,864	.01
Total restricted securities		$30,356	$20,083	.03%

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,819,235,000, which represented 5.07% of the net assets of the fund.

[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-1208O-S15857

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of
Capital Income Builder, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Capital Income Builder, Inc. as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 11, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2008

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: January 8, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 8, 2009